As filed with the Securities and Exchange Commission on January 10, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5040

                      TOTAL RETURN U.S. TREASURY FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600


                    Date of fiscal year end: October 31, 2004

                   Date of reporting period: October 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

[ISI LOGO]

                                 ANNUAL REPORT

                               OCTOBER 31, 2004

                                    [GRAPHIC]



                         TOTAL RETURN US TREASURY FUND

                            MANAGED MUNICIPAL FUND

                      NORTH AMERICAN GOVERNMENT BOND FUND

                               ISI STRATEGY FUND

ISI FUNDS ANNUAL REPORT - TABLE OF CONTENTS


          Investment Advisor's Message...........................  1

          Management Discussion and Analysis.....................  3

          Performance Comparisons................................  5

          Shareholder Expense Example............................  9

          Portfolio Profiles..................................... 11

          Schedules of Investments............................... 12

          Statements of Assets and Liabilities................... 23

          Statements of Operations............................... 25

          Statements of Changes in Net Assets.................... 27

          Financial Highlights................................... 31

          Notes to Financial Statements.......................... 36

          Report of Independent Registered Public Accounting Firm 41

          Fund Directors and Officers............................ 42

          Notice to Shareholders................................. 45

INVESTMENT ADVISOR'S MESSAGE

Dear Shareholder:

   I am pleased to present the annual report to the shareholders of the ISI Funds, individually a 'Fund' and collectively the 'Funds'. This report covers the 12-month reporting period through October 31, 2004 and includes commentary from the Funds' portfolio managers at International Strategy & Investment, Inc. ('ISI') (see Management Discussion and Analysis that follows this letter), a complete list of holdings and the financial statements.

   Stocks recorded positive returns for the past year and were down slightly over the past five years. For example, the Dow Jones Wilshire 5000 (Full Cap) Index was +10.00% for the past year but averaged -0.94% for the past five years. US Treasuries and top quality municipal indices were up over the past year and up over the past five years. For example, the Lehman Brothers Treasury Index was +4.97% for the past year and averaged +7.37% for the past five years. The Lehman Brothers Municipal GO Index was +5.81% for the past year and averaged +6.96% for the past five years.

   The following is a summary of Fund performance during the reporting period. These performance figures assume the reinvestment of dividend and capital gain distributions, and exclude the impact of any sales charges. During the year ended October 31, 2004, Total Return US Treasury Fund, Managed Municipal Fund and North American Government Bond Fund continued their policy of paying dividends at a fixed rate, which resulted in dividends that consist of net investment income, short-term capital gains, long-term capital gains and return of capital.

   TOTAL RETURN US TREASURY FUND'S investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the US Treasury. For the reporting period, the Fund produced a one-year total return of +4.64% and a five-year average annual total return of +7.08%. From its inception on August 10, 1988 through October 31, 2004, the Fund has posted a cumulative total return of +229.71%, which translates into an average annual total return of +7.63%. The Fund's net assets totaled $194.8 million at the end of the reporting period.

   MANAGED MUNICIPAL FUND'S investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. For the reporting period, the Fund produced a one-year total return of +4.26% and a five-year average annual total return of +6.27%. From its inception on February 26, 1990 through October 31, 2004, the Fund has posted a cumulative total return of +137.83%, which translates into an average annual total return of +6.08%. The Fund's net assets totaled $113.8 million at the end of the reporting period.

   NORTH AMERICAN GOVERNMENT BOND FUND'S investment objective is to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed-income securities issued or guaranteed by the governments of the US, Canada and Mexico. For the reporting period, the ISI Class A Shares produced a one-year total return of +3.62% and a five-year average annual total return of +7.17%. From its inception on January 15, 1993 through October 31, 2004, the ISI Class A Shares have posted a cumulative total return of +100.85%, which translates into an average annual total return of +6.09%. For the reporting period, the ISI Class C Shares produced a one-year total return of +2.91% and from its inception on May 16, 2003 through October 31, 2004, have posted a cumulative total return of +0.21%, which translates into an average annual total return of +0.14%. The Fund's net assets totaled $222.9 million at the end of the reporting period.

   ISI STRATEGY FUND'S investment objective is to maximize total return through a combination of long-term growth of capital and current income by actively allocating the Fund's assets between common stocks of US issuers and US Treasury securities. For the reporting period, the Fund produced a one-year total return of +7.71% and a five-year average annual total return of +1.44%. From its inception on September 16, 1997 through October 31, 2004, the Fund has posted a cumulative total return of +35.99%, which translates into an average annual total return of +4.41%. The Fund's net assets totaled $44.9 million at the end of the reporting period.

INVESTMENT ADVISOR'S MESSAGE


   We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh

R. Alan Medaugh
President
November 5, 2004

MANAGEMENT DISCUSSION AND ANALYSIS

TOTAL RETURN US TREASURY FUND

   Total Return US Treasury Fund is a US Treasury-oriented active maturity management fund. ISI's economic outlook for key bond market factors such as inflation, growth and market sentiment form the basis for the portfolio's activity. During the year, interest rates on the 10-year Treasury note ranged from 3.68% to 4.87%, ending the year with a yield of 4.03%. During the year, rates were at their highest level in May and June, as economic growth appeared to be accelerating. Policy moves by the Federal Reserve ('Fed') to increase the overnight Federal Funds rate by 75 basis points (0.75%) helped long-term bonds by reinstating the Fed's role as an inflation fighter. Two other factors helped bonds late in the fiscal year: (1) the economy growth rate slowed; and (2) core inflation remained in check. The Fund's structure shifted to longer-term bonds from reserves. The performance of the Fund was influenced by these actions. As of October 31, 2004, the Fund's weighted average maturity including reserves was 9.9 years. The Fund's annual total return was +4.64%.

                                    [CHART]

10-Year US Treasury Yield*

10/31/03           4.295
11/01/03           4.342
11/02/03           4.342
11/03/03           4.342
11/04/03           4.297
11/05/03           4.354
11/06/03           4.410
11/07/03           4.440
11/08/03           4.480
11/09/03           4.480
11/10/03           4.480
11/11/03           4.480
11/12/03           4.400
11/13/03           4.271
11/14/03           4.219
11/15/03           4.196
11/16/03           4.196
11/17/03           4.196
11/18/03           4.144
11/19/03           4.238
11/20/03           4.154
11/21/03           4.161
11/22/03           4.230
11/23/03           4.230
11/24/03           4.230
11/25/03           4.186
11/26/03           4.248
11/27/03           4.248
11/28/03           4.334
11/29/03           4.387
11/30/03           4.387
12/01/03           4.387
12/02/03           4.381
12/03/03           4.404
12/04/03           4.367
12/05/03           4.232
12/06/03           4.269
12/07/03           4.269
12/08/03           4.269
12/09/03           4.353
12/10/03           4.318
12/11/03           4.232
12/12/03           4.240
12/13/03           4.258
12/14/03           4.258
12/15/03           4.258
12/16/03           4.215
12/17/03           4.184
12/18/03           4.128
12/19/03           4.135
12/20/03           4.170
12/21/03           4.170
12/22/03           4.170
12/23/03           4.261
12/24/03           4.185
12/25/03           4.185
12/26/03           4.152
12/27/03           4.244
12/28/03           4.244
12/29/03           4.244
12/30/03           4.259
12/31/03           4.247
01/01/04           4.247
01/02/04           4.381
01/03/04           4.379
01/04/04           4.379
01/05/04           4.379
01/06/04           4.273
01/07/04           4.244
01/08/04           4.257
01/09/04           4.082
01/10/04           4.088
01/11/04           4.088
01/12/04           4.088
01/13/04           4.013
01/14/04           3.996
01/15/04           3.971
01/16/04           4.032
01/17/04           4.032
01/18/04           4.032
01/19/04           4.032
01/20/04           4.057
01/21/04           4.020
01/22/04           3.955
01/23/04           4.074
01/24/04           4.132
01/25/04           4.132
01/26/04           4.132
01/27/04           4.076
01/28/04           4.190
01/29/04           4.175
01/30/04           4.134
01/31/04           4.147
02/01/04           4.147
02/02/04           4.147
02/03/04           4.099
02/04/04           4.114
02/05/04           4.169
02/06/04           4.079
02/07/04           4.054
02/08/04           4.054
02/09/04           4.054
02/10/04           4.114
02/11/04           4.033
02/12/04           4.046
02/13/04           4.042
02/14/04           4.042
02/15/04           4.042
02/16/04           4.042
02/17/04           4.040
02/18/04           4.050
02/19/04           4.033
02/20/04           4.098
02/21/04           4.038
02/22/04           4.038
02/23/04           4.038
02/24/04           4.025
02/25/04           4.009
02/26/04           4.036
02/27/04           3.973
02/28/04           3.975
02/29/04           3.975
03/01/04           3.975
03/02/04           4.044
03/03/04           4.052
03/04/04           4.017
03/05/04           3.851
03/06/04           3.770
03/07/04           3.770
03/08/04           3.770
03/09/04           3.723
03/10/04           3.730
03/11/04           3.700
03/12/04           3.779
03/13/04           3.764
03/14/04           3.764
03/15/04           3.764
03/16/04           3.681
03/17/04           3.713
03/18/04           3.756
03/19/04           3.773
03/20/04           3.714
03/21/04           3.714
03/22/04           3.714
03/23/04           3.692
03/24/04           3.709
03/25/04           3.739
03/26/04           3.831
03/27/04           3.890
03/28/04           3.890
03/29/04           3.890
03/30/04           3.896
03/31/04           3.837
04/01/04           3.880
04/02/04           4.145
04/03/04           4.208
04/04/04           4.208
04/05/04           4.208
04/06/04           4.149
04/07/04           4.159
04/08/04           4.193
04/09/04           4.193
04/10/04           4.230
04/11/04           4.230
04/12/04           4.230
04/13/04           4.354
04/14/04           4.366
04/15/04           4.402
04/16/04           4.340
04/17/04           4.387
04/18/04           4.387
04/19/04           4.387
04/20/04           4.459
04/21/04           4.425
04/22/04           4.383
04/23/04           4.460
04/24/04           4.436
04/25/04           4.436
04/26/04           4.436
04/27/04           4.385
04/28/04           4.499
04/29/04           4.538
04/30/04           4.507
05/01/04           4.501
05/02/04           4.501
05/03/04           4.501
05/04/04           4.567
05/05/04           4.581
05/06/04           4.600
05/07/04           4.773
05/08/04           4.794
05/09/04           4.794
05/10/04           4.794
05/11/04           4.748
05/12/04           4.807
05/13/04           4.854
05/14/04           4.770
05/15/04           4.691
05/16/04           4.691
05/17/04           4.691
05/18/04           4.736
05/19/04           4.774
05/20/04           4.702
05/21/04           4.758
05/22/04           4.734
05/23/04           4.734
05/24/04           4.734
05/25/04           4.722
05/26/04           4.657
05/27/04           4.602
05/28/04           4.649
05/29/04           4.649
05/30/04           4.649
05/31/04           4.649
06/01/04           4.702
06/02/04           4.740
06/03/04           4.712
06/04/04           4.774
06/05/04           4.762
06/06/04           4.762
06/07/04           4.762
06/08/04           4.764
06/09/04           4.807
06/10/04           4.795
06/11/04           4.801
06/12/04           4.872
06/13/04           4.872
06/14/04           4.872
06/15/04           4.678
06/16/04           4.724
06/17/04           4.680
06/18/04           4.712
06/19/04           4.686
06/20/04           4.686
06/21/04           4.686
06/22/04           4.719
06/23/04           4.698
06/24/04           4.646
06/25/04           4.648
06/26/04           4.737
06/27/04           4.737
06/28/04           4.737
06/29/04           4.688
06/30/04           4.583
07/01/04           4.565
07/02/04           4.461
07/03/04           4.457
07/04/04           4.457
07/05/04           4.457
07/06/04           4.476
07/07/04           4.476
07/08/04           4.472
07/09/04           4.458
07/10/04           4.447
07/11/04           4.447
07/12/04           4.447
07/13/04           4.472
07/14/04           4.482
07/15/04           4.482
07/16/04           4.351
07/17/04           4.353
07/18/04           4.353
07/19/04           4.353
07/20/04           4.446
07/21/04           4.468
07/22/04           4.446
07/23/04           4.432
07/24/04           4.487
07/25/04           4.487
07/26/04           4.487
07/27/04           4.615
07/28/04           4.585
07/29/04           4.577
07/30/04           4.477
07/31/04           4.451
08/01/04           4.451
08/02/04           4.451
08/03/04           4.426
08/04/04           4.420
08/05/04           4.402
08/06/04           4.222
08/07/04           4.258
08/08/04           4.258
08/09/04           4.258
08/10/04           4.291
08/11/04           4.273
08/12/04           4.256
08/13/04           4.229
08/14/04           4.264
08/15/04           4.264
08/16/04           4.264
08/17/04           4.192
08/18/04           4.238
08/19/04           4.215
08/20/04           4.234
08/21/04           4.285
08/22/04           4.285
08/23/04           4.285
08/24/04           4.273
08/25/04           4.263
08/26/04           4.211
08/27/04           4.228
08/28/04           4.178
08/29/04           4.178
08/30/04           4.178
08/31/04           4.119
09/01/04           4.115
09/02/04           4.215
09/03/04           4.296
09/04/04           4.293
09/05/04           4.293
09/06/04           4.293
09/07/04           4.240
09/08/04           4.161
09/09/04           4.197
09/10/04           4.188
09/11/04           4.137
09/12/04           4.137
09/13/04           4.137
09/14/04           4.126
09/15/04           4.166
09/16/04           4.074
09/17/04           4.108
09/18/04           4.058
09/19/04           4.058
09/20/04           4.058
09/21/04           4.037
09/22/04           3.980
09/23/04           4.018
09/24/04           4.029
09/25/04           3.991
09/26/04           3.991
09/27/04           3.991
09/28/04           4.004
09/29/04           4.089
09/30/04           4.121
10/01/04           4.189
10/02/04           4.166
10/03/04           4.166
10/04/04           4.166
10/05/04           4.174
10/06/04           4.222
10/07/04           4.244
10/08/04           4.131
10/09/04           4.132
10/10/04           4.132
10/11/04           4.132
10/12/04           4.100
10/13/04           4.057
10/14/04           4.026
10/15/04           4.055
10/16/04           4.043
10/17/04           4.043
10/18/04           4.043
10/19/04           4.034
10/20/04           3.982
10/21/04           3.997
10/22/04           3.976
10/23/04           3.972
10/24/04           3.972
10/25/04           3.972
10/26/04           4.001
10/27/04           4.084
10/28/04           4.051
10/29/04           4.025
10/30/04           4.025
10/31/04           4.025


*Source: Bloomberg

MANAGED MUNICIPAL FUND

   Managed Municipal Fund is a top quality (AAA & AA rated bonds) national tax-free bond fund where active maturity management is a part of the mandate. Of importance is the percentage of the Treasury yield for top quality municipals. In October 2004, the yield on 10-year AAA General Obligation municipals was 84.7% of the yield of US Treasuries.* The percentage of Treasury yield for the same municipal index for October 2002 was 98.0%.* This year's reading is similar to 1999 and 2000. It still avails most taxable investors an after-tax yield that is above US Treasuries of similar maturity, but the margin is well below recent levels. Please see the table below for a comparison of the percentages over the past 5 years.

        10-YEAR AAA GO INDEX YIELD AS A % OF 10-YEAR US TREASURY YIELD
                         (AS OF OCTOBER 31 EACH YEAR)*

                      Year       2004 2003 2002 2001 2000
                      ----       ---- ---- ---- ---- ----
                      Percentage 84.7 87.5 98.0 93.6 82.4

*Source: Bloomberg

   The Fund's portfolio is oriented towards high quality General Obligation issues in the 5 - 10 year range when the effects of call features are incorporated. As of October 31, 2004, the Fund's weighted average maturity including reserves was 5.3 years. This is a shorter portfolio structure than in recent quarters, where the range was between 7 and 8 years. This shorter maturity orientation held back recent performance. The Fund's annual total return was +4.26%.

NORTH AMERICAN GOVERNMENT BOND FUND

   North American Government Bond Fund actively manages both the Fund's maturity and the asset allocation among the US, Canada and Mexico. The management of the average maturity of the entire Fund is primarily accomplished through moving the US Treasury section's maturity. As of October 31, 2004, the Fund's US section had a weighted average maturity of 10.1 years, somewhat longer than at the beginning of the fiscal year when it was 9.4 years. The longer maturity orientation of the US section helped performance recently. Over the past year, the Mexican section has represented between 14.4% and 20.1% of the portfolio while the Canadian section has ranged between 5.1% and 7.7%. Currently, Mexico represents 14.6% of the Fund while Canada is 5.6%.

MANAGEMENT DISCUSSION AND ANALYSIS

Overall, the Fund's weighted average maturity including reserves was 8.1 years on October 31, 2004. The annual total return for ISI Class A Shares was +3.62%.

ISI STRATEGY FUND

   ISI Strategy Fund's primary active management focus is the proportion allocated to stocks, bonds and cash. During the year, the portfolio was invested in equities so that its average percentage weighting was about 65% of the whole portfolio. The normal policy range is 40% to 80% equities. The higher weighting in stocks helped performance because the Dow Jones Wilshire 5000 (Full Cap) Index, the Fund's benchmark index, was +10.00% for the year, while the Lehman Brothers Treasury Index was +4.97%. Two additional investment features are of importance to the Fund. First, the equity section is invested to reflect the movement of the US stock market as a whole. Over the past year, this broader measure of the equity market has performed just slightly ahead of the narrower S&P 500 Index, with a total return of +10.00% versus +9.42%. Second, the fixed-income section is US Treasury based with a managed maturity orientation similar to that of the Total Return US Treasury Fund. As of October 31, 2004, the section's weighted average maturity including reserves was 8.1 years. The Fund's annual total return of +7.71% was most influenced by the weighting in stocks, and that was favorable to performance.

TOTAL RETURN US TREASURY FUND - ISI SHARES PERFORMANCE COMPARISON/1/

                                    [CHART]

Total Return US Treasury Fund - ISI Shares, Lehman Brothers Treasury Index, Lehman Brothers Long-Term Treasury Index and Lehman Brothers Intermediate Treasury Index: Value of a $10,000 Investment (for 10 Years ended October 31,
2003)

  Date        Total Return                     Lehman Brothers  Lehman Brothers
            US Treasury Fund  Lehman Brothers    Intermediate     Long-Term
              - ISI Shares     Treasury Index   Treasury Index  Treasury Index
            ----------------  ---------------   --------------  --------------
10/31/1994      $ 9,700          $10,000           $10,000          $10,000
11/30/1994        9,688            9,980             9,954           10,059
12/31/1994        9,776           10,041             9,986           10,214
 1/31/1995        9,961           10,227            10,148           10,476
 2/28/1995       10,180           10,445            10,342           10,773
 3/31/1995       10,226           10,511            10,399           10,866
 4/30/1995       10,360           10,648            10,519           11,060
 5/31/1995       10,930           11,079            10,816           11,908
 6/30/1995       11,022           11,166            10,887           12,047
 7/31/1995       10,914           11,125            10,892           11,855
 8/31/1995       11,073           11,254            10,980           12,118
 9/30/1995       11,210           11,362            11,053           12,340
10/31/1995       11,449           11,537            11,176           12,686
11/30/1995       11,667           11,716            11,313           13,003
12/31/1995       11,897           11,884            11,426           13,349
 1/31/1996       11,912           11,959            11,524           13,349
 2/29/1996       11,518           11,714            11,401           12,704
 3/31/1996       11,337           11,613            11,345           12,451
 4/30/1996       11,201           11,542            11,312           12,243
 5/31/1996       11,170           11,520            11,306           12,179
 6/30/1996       11,337           11,666            11,419           12,439
 7/31/1996       11,353           11,693            11,453           12,443
 8/31/1996       11,261           11,669            11,468           12,288
 9/30/1996       11,491           11,861            11,615           12,627
10/31/1996       11,842           12,121            11,804           13,124
11/30/1996       12,159           12,331            11,946           13,561
12/31/1996       11,921           12,204            11,881           13,232
 1/31/1997       11,876           12,216            11,925           13,138
 2/28/1997       11,867           12,231            11,943           13,144
 3/31/1997       11,686           12,099            11,872           12,808
 4/30/1997       11,863           12,273            12,005           13,117
 5/31/1997       11,979           12,379            12,099           13,264
 6/30/1997       12,158           12,517            12,201           13,520
 7/31/1997       12,665           12,876            12,430           14,314
 8/31/1997       12,429           12,746            12,380           13,915
 9/30/1997       12,649           12,939            12,515           14,299
10/31/1997       12,908           13,165            12,662           14,780
11/30/1997       13,002           13,233            12,691           14,977
12/31/1997       13,187           13,373            12,795           15,228
 1/31/1998       13,386           13,577            12,967           15,538
 2/28/1998       13,324           13,537            12,950           15,426
 3/31/1998       13,354           13,574            12,988           15,458
 4/30/1998       13,385           13,634            13,050           15,516
 5/31/1998       13,575           13,776            13,140           15,812
 6/30/1998       13,792           13,935            13,229           16,180
 7/31/1998       13,769           13,957            13,281           16,112
 8/31/1998       14,312           14,336            13,543           16,839
 9/30/1998       14,722           14,735            13,870           17,455
10/31/1998       14,522           14,688            13,898           17,191
11/30/1998       14,622           14,685            13,846           17,323
12/31/1998       14,611           14,714            13,898           17,287
 1/31/1999       14,700           14,799            13,959           17,443
 2/28/1999       14,193           14,421            13,756           16,585
 3/31/1999       14,197           14,477            13,847           16,547
 4/30/1999       14,245           14,511            13,886           16,570
 5/31/1999       14,076           14,376            13,797           16,310
 6/30/1999       13,979           14,346            13,822           16,137
 7/31/1999       13,925           14,333            13,835           16,060
 8/31/1999       13,870           14,336            13,863           15,997
 9/30/1999       13,978           14,445            13,971           16,115
10/31/1999       13,968           14,461            13,989           16,125
11/30/1999       13,897           14,434            13,995           16,016
12/31/1999       13,782           14,338            13,956           15,776
 1/31/2000       13,937           14,375            13,917           16,001
 2/29/2000       14,230           14,591            14,026           16,484
 3/31/2000       14,601           14,881            14,205           17,048
 4/30/2000       14,560           14,834            14,195           16,911
 5/31/2000       14,518           14,857            14,255           16,850
 6/30/2000       14,756           15,107            14,460           17,215
 7/31/2000       14,948           15,263            14,558           17,511
 8/31/2000       15,220           15,487            14,710           17,911
 9/30/2000       15,098           15,499            14,823           17,693
10/31/2000       15,293           15,650            14,921           17,970
11/30/2000       15,633           15,971            15,137           18,537
12/31/2000       15,959           16,276            15,388           18,974
 1/31/2001       15,996           16,408            15,570           19,006
 2/28/2001       16,228           16,606            15,714           19,331
 3/31/2001       16,184           16,660            15,838           19,234
 4/30/2001       15,861           16,453            15,775           18,711
 5/31/2001       15,899           16,504            15,840           18,734
 6/30/2001       15,954           16,592            15,898           18,896
 7/31/2001       16,426           17,006            16,186           19,599
 8/31/2001       16,699           17,232            16,326           20,018
 9/30/2001       16,822           17,505            16,664           20,167
10/31/2001       17,369           17,990            16,917           21,158
11/30/2001       16,795           17,545            16,725           20,153
12/31/2001       16,629           17,374            16,644           19,773
 1/31/2002       16,737           17,469            16,690           19,964
 2/28/2002       16,847           17,648            16,828           20,262
 3/31/2002       16,451           17,224            16,571           19,442
 4/30/2002       16,877           17,652            16,867           20,181
 5/31/2002       16,951           17,751            16,983           20,244
 6/30/2002       17,237           18,002            17,190           20,608
 7/31/2002       17,667           18,428            17,533           21,243
 8/31/2002       18,187           18,827            17,717           22,171
 9/30/2002       18,674           19,334            18,057           23,095
10/31/2002       18,372           19,120            18,024           22,431
11/30/2002       18,195           18,931            17,856           22,183
12/31/2002       18,634           19,423            18,188           23,092
 1/31/2003       18,565           19,364            18,136           23,014
 2/28/2003       18,897           19,697            18,332           23,710
 3/31/2003       18,791           19,615            18,331           23,412
 4/30/2003       18,887           19,706            18,368           23,650
 5/31/2003       19,482           20,275            18,653           24,980
 6/30/2003       19,356           20,150            18,623           24,599
 7/31/2003       18,483           19,265            18,215           22,399
 8/31/2003       18,581           19,380            18,241           22,756
 9/30/2003       19,092           19,964            18,619           23,941
10/31/2003       18,794           19,659            18,437           23,275
11/30/2003       18,836           19,684            18,432           23,387
12/31/2003       18,967           19,858            18,571           23,665
 1/31/2004       19,129           20,027            18,663           24,071
 2/29/2004       19,361           20,276            18,836           24,551
 3/31/2004       19,514           20,466            18,969           24,924
 4/30/2004       18,868           19,808            18,540           23,525
 5/31/2004       18,822           19,740            18,487           23,410
 6/30/2004       18,917           19,819            18,526           23,624
 7/31/2004       19,052           20,007            18,652           24,023
 8/31/2004       19,453           20,421            18,925           24,915
 9/30/2004       19,487           20,474            18,934           25,126
10/31/2004       19,665           20,636            19,038           25,495


                              Cumulative Total Returns With Load         Average Annual Total Returns With Load

Periods Ending                                               Since                                        Since
October 31, 2004          1 Year 3 Years 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
Total Return US
 Treasury Fund - ISI
 Shares                   1.46%   9.78%   36.56%  96.65%    219.80%    1.46%   3.16%   6.43%   7.00%      7.43%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Treasury
 Index/3/                 4.97%  14.71%   42.70% 106.36%    248.10%    4.97%   4.68%   7.37%   7.51%      8.02%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Intermediate Treasury
 Index/3/                 3.26%  12.54%   36.09%  90.38%    212.18%    3.26%   4.02%   6.36%   6.65%      7.30%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Long-Term Treasury
 Index/3/                 9.54%  20.50%   58.11% 154.95%    362.50%    9.54%   6.41%   9.59%   9.81%      9.94%
-------------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distribution of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund's weighted average maturity is approximately 9.9 years.
/2/ The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.
/3/ The Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

MANAGED MUNICIPAL FUND - ISI SHARES PERFORMANCE COMPARISON/1/


                                    [CHART]

Managed Municipal Fund - ISI Shares, Lehman Brothers Prerefunded Municipal Bond Index, Consumer Price Index and Lehman Brothers General Obligation Index: Value of a $10,000 Investment (for 10 Years ended October 31, 2003)

                                                  Lehman Brothers
                               Lehman Brothers     Prerefunded
            Managed Municipal      General           Municipal       Consumer
   Date     Fund - ISI Shares  Obligation Index     Bond Index     Price Index
            -----------------  ----------------   ---------------  -----------
10/31/1994       $ 9,700            $10,000          $10,000         $10,000
11/30/1994         9,521              9,843            9,857          10,013
12/31/1994         9,796             10,017           10,009          10,013
 1/31/1995        10,094             10,255           10,157          10,054
 2/28/1995        10,433             10,525           10,401          10,094
 3/31/1995        10,510             10,667           10,474          10,127
 4/30/1995        10,474             10,675           10,529          10,161
 5/31/1995        10,879             10,993           10,771          10,181
 6/30/1995        10,730             10,918           10,798          10,201
 7/31/1995        10,838             11,045           10,913          10,201
 8/31/1995        10,937             11,185           10,986          10,227
 9/30/1995        10,984             11,257           10,985          10,248
10/31/1995        11,199             11,385           11,055          10,281
11/30/1995        11,394             11,545           11,176          10,274
12/31/1995        11,537             11,637           11,244          10,268
 1/31/1996        11,617             11,750           11,371          10,328
 2/29/1996        11,494             11,696           11,330          10,361
 3/31/1996        11,275             11,566           11,218          10,415
 4/30/1996        11,227             11,525           11,224          10,455
 5/31/1996        11,189             11,507           11,222          10,475
 6/30/1996        11,326             11,623           11,268          10,482
 7/31/1996        11,463             11,733           11,372          10,502
 8/31/1996        11,413             11,732           11,369          10,522
 9/30/1996        11,573             11,877           11,474          10,555
10/31/1996        11,722             12,015           11,563          10,589
11/30/1996        11,928             12,239           11,705          10,609
12/31/1996        11,850             12,190           11,678          10,609
 1/31/1997        11,850             12,223           11,720          10,642
 2/28/1997        11,935             12,334           11,812          10,676
 3/31/1997        11,771             12,175           11,683          10,702
 4/30/1997        11,867             12,270           11,722          10,716
 5/31/1997        12,044             12,453           11,889          10,709
 6/30/1997        12,176             12,587           11,968          10,722
 7/31/1997        12,539             12,913           12,170          10,736
 8/31/1997        12,360             12,799           12,113          10,756
 9/30/1997        12,528             12,944           12,216          10,783
10/31/1997        12,593             13,016           12,265          10,809
11/30/1997        12,646             13,077           12,292          10,803
12/31/1997        12,846             13,262           12,398          10,789
 1/31/1998        12,976             13,399           12,507          10,809
 2/28/1998        12,946             13,410           12,541          10,829
 3/31/1998        12,953             13,422           12,538          10,850
 4/30/1998        12,875             13,351           12,499          10,870
 5/31/1998        13,109             13,571           12,655          10,890
 6/30/1998        13,140             13,620           12,700          10,903
 7/31/1998        13,158             13,652           12,747          10,916
 8/31/1998        13,396             13,868           12,885          10,930
 9/30/1998        13,561             14,054           12,991          10,943
10/31/1998        13,542             14,057           13,039          10,970
11/30/1998        13,573             14,103           13,080          10,970
12/31/1998        13,623             14,148           13,102          10,963
 1/31/1999        13,785             14,334           13,243          10,990
 2/28/1999        13,691             14,261           13,244          11,003
 3/31/1999        13,673             14,266           13,241          11,037
 4/30/1999        13,717             14,306           13,280          11,117
 5/31/1999        13,578             14,226           13,232          11,117
 6/30/1999        13,362             14,017           13,117          11,117
 7/31/1999        13,413             14,073           13,195          11,151
 8/31/1999        13,272             13,990           13,195          11,177
 9/30/1999        13,208             14,003           13,238          11,231
10/31/1999        13,054             13,881           13,224          11,251
11/30/1999        13,222             14,022           13,290          11,258
12/31/1999        13,105             13,934           13,253          11,258
 1/31/2000        13,013             13,883           13,270          11,291
 2/29/2000        13,223             14,021           13,323          11,358
 3/31/2000        13,552             14,303           13,437          11,452
 4/30/2000        13,420             14,230           13,429          11,458
 5/31/2000        13,327             14,155           13,430          11,472
 6/30/2000        13,713             14,518           13,624          11,532
 7/31/2000        13,913             14,710           13,745          11,559
 8/31/2000        14,101             14,921           13,867          11,559
 9/30/2000        13,980             14,844           13,854          11,619
10/31/2000        14,155             15,000           13,941          11,639
11/30/2000        14,291             15,105           14,011          11,646
12/31/2000        14,713             15,462           14,207          11,639
 1/31/2001        14,782             15,631           14,408          11,712
 2/28/2001        14,836             15,677           14,461          11,759
 3/31/2001        14,946             15,815           14,565          11,786
 4/30/2001        14,725             15,651           14,498          11,833
 5/31/2001        14,878             15,810           14,637          11,886
 6/30/2001        14,989             15,908           14,714          11,906
 7/31/2001        15,199             16,134           14,857          11,873
 8/31/2001        15,438             16,395           15,038          11,873
 9/30/2001        15,339             16,359           15,095          11,926
10/31/2001        15,537             16,526           15,230          11,886
11/30/2001        15,395             16,380           15,126          11,866
12/31/2001        15,295             16,249           15,061          11,819
 1/31/2002        15,497             16,516           15,281          11,846
 2/28/2002        15,684             16,717           15,446          11,893
 3/31/2002        15,366             16,398           15,132          11,960
 4/30/2002        15,627             16,736           15,422          12,027
 5/31/2002        15,744             16,828           15,518          12,027
 6/30/2002        15,861             17,016           15,675          12,034
 7/31/2002        16,052             17,227           15,845          12,047
 8/31/2002        16,273             17,423           15,981          12,087
 9/30/2002        16,612             17,775           16,211          12,107
10/31/2002        16,331             17,488           16,022          12,127
11/30/2002        16,256             17,402           15,970          12,127
12/31/2002        16,630             17,743           16,300          12,100
 1/31/2003        16,540             17,713           16,280          12,154
 2/28/2003        16,766             17,957           16,463          12,248
 3/31/2003        16,781             17,991           16,437          12,321
 4/30/2003        16,902             18,108           16,521          12,294
 5/31/2003        17,222             18,507           16,798          12,274
 6/30/2003        17,069             18,418           16,751          12,288
 7/31/2003        16,425             17,806           16,361          12,301
 8/31/2003        16,610             17,972           16,458          12,348
 9/30/2003        17,074             18,487           16,820          12,388
10/31/2003        16,965             18,364           16,735          12,375
11/30/2003        17,136             18,514           16,814          12,341
12/31/2003        17,277             18,646           16,909          12,328
 1/31/2004        17,277             18,738           16,971          12,388
 2/29/2004        17,585             19,033           17,179          12,455
 3/31/2004        17,437             18,982           17,081          12,535
 4/30/2004        16,971             18,554           16,766          12,575
 5/31/2004        16,854             18,529           16,694          12,649
 6/30/2004        16,927             18,602           16,739          12,689
 7/31/2004        17,177             18,826           16,910          12,669
 8/31/2004        17,507             19,187           17,191          12,676
 9/30/2004        17,565             19,280           17,214          12,702
10/31/2004        17,688             19,431           17,305          12,769


                              Cumulative Total Returns With Load         Average Annual Total Returns With Load

Periods Ending                                               Since                                        Since
October 31, 2004          1 Year 3 Years 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
Managed Municipal Fund -
 ISI Shares               1.11%  10.43%  31.47%   76.88%    130.68%    1.11%   3.36%   5.62%   5.87%      5.86%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers General
 Obligation Index/3/      5.81%  17.58%  39.99%   94.31%    166.35%    5.81%   5.55%   6.96%   6.87%      6.91%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Prerefunded Municipal
 Bond Index/3/            3.41%  13.63%  30.86%   73.05%    135.29%    3.41%   4.35%   5.53%   5.64%      6.01%
-------------------------------------------------------------------------------------------------------------------
Consumer Price Index/4/   3.18%   7.42%  13.49%   27.69%     60.41%    3.18%   2.41%   2.56%   2.47%      2.97%
-------------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. For certain investors, a portion of the Fund's income may be subject to Federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
/2/ The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.
/3/ The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and contains only bonds from the main index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/4/ The Consumer Price Index is a widely used measure of inflation.

NORTH AMERICAN GOVERNMENT BOND FUND - ISI CLASS A AND ISI CLASS C SHARES PERFORMANCE COMPARISON/1/

                                    [CHART]

North American Government Bond Fund - ISI Class A Shares, Lehman Brothers Intermediate Treasury Index, Consumer Price Index and Lehman Brothers Emerging Americas Index: Mexico Section: Value of a $10,000 Investment (for 10 Years ended October 31, 2003)

            North American                    Lehman Brothers
            Government Bond  Lehman Brothers  Emerging Americas
              Fund - ISI      Intermediate          Index:        Consumer
  Date      Class A Shares   Treasury Index      Mexico Section  Price Index
----------  ---------------  ---------------  -----------------  ------------
10/31/1994        9,700           10,000             10,000         10,000
11/30/1994        9,724            9,954             10,091         10,013
12/31/1994        8,926            9,986              8,896         10,013
 1/31/1995        8,818           10,148              8,493         10,054
 2/28/1995        9,026           10,342              7,858         10,094
 3/31/1995        8,884           10,399              7,609         10,127
 4/30/1995        9,182           10,519              8,612         10,161
 5/31/1995        9,572           10,816              9,039         10,181
 6/30/1995        9,696           10,887              9,599         10,201
 7/31/1995        9,683           10,892              9,915         10,201
 8/31/1995        9,832           10,980             10,024         10,227
 9/30/1995        9,970           11,053             10,124         10,248
10/31/1995       10,016           11,176              9,859         10,281
11/30/1995       10,133           11,313             10,151         10,274
12/31/1995       10,321           11,426             10,701         10,268
 1/31/1996       10,404           11,524             11,260         10,328
 2/29/1996       10,071           11,401             10,812         10,361
 3/31/1996       10,036           11,345             11,116         10,415
 4/30/1996       10,013           11,312             11,521         10,455
 5/31/1996       10,061           11,306             11,422         10,475
 6/30/1996       10,184           11,419             11,600         10,482
 7/31/1996       10,246           11,453             11,627         10,502
 8/31/1996       10,270           11,468             12,035         10,522
 9/30/1996       10,532           11,615             12,443         10,555
10/31/1996       10,847           11,804             12,487         10,589
11/30/1996       11,163           11,946             12,936         10,609
12/31/1996       10,960           11,881             13,053         10,609
 1/31/1997       10,960           11,925             13,508         10,642
 2/28/1997       10,973           11,943             13,741         10,676
 3/31/1997       10,829           11,872             13,200         10,702
 4/30/1997       10,974           12,005             13,532         10,716
 5/31/1997       11,119           12,099             14,021         10,709
 6/30/1997       11,279           12,201             14,320         10,722
 7/31/1997       11,790           12,430             14,962         10,736
 8/31/1997       11,601           12,380             14,833         10,756
 9/30/1997       11,846           12,515             15,248         10,783
10/31/1997       11,955           12,662             14,550         10,809
11/30/1997       12,066           12,691             14,917         10,803
12/31/1997       12,274           12,795             15,229         10,789
 1/31/1998       12,386           12,967             15,551         10,809
 2/28/1998       12,358           12,950             15,690         10,829
 3/31/1998       12,416           12,988             15,814         10,850
 4/30/1998       12,473           13,050             15,858         10,870
 5/31/1998       12,544           13,140             15,720         10,890
 6/30/1998       12,689           13,229             15,645         10,903
 7/31/1998       12,704           13,281             15,795         10,916
 8/31/1998       12,924           13,543             13,311         10,930
 9/30/1998       13,235           13,870             13,762         10,943
10/31/1998       13,145           13,898             14,232         10,970
11/30/1998       13,265           13,846             15,164         10,970
12/31/1998       13,310           13,898             15,120         10,963
 1/31/1999       13,356           13,959             14,958         10,990
 2/28/1999       13,047           13,756             15,034         11,003
 3/31/1999       13,156           13,847             15,735         11,037
 4/30/1999       13,266           13,886             16,228         11,117
 5/31/1999       13,044           13,797             15,521         11,117
 6/30/1999       13,061           13,822             15,733         11,117
 7/31/1999       13,045           13,835             15,565         11,151
 8/31/1999       13,029           13,863             15,726         11,177
 9/30/1999       13,127           13,971             16,099         11,231
10/31/1999       13,111           13,989             16,398         11,251
11/30/1999       13,144           13,995             16,868         11,258
12/31/1999       13,094           13,956             17,309         11,258
 1/31/2000       13,195           13,917             17,180         11,291
 2/29/2000       13,466           14,026             17,989         11,358
 3/31/2000       13,790           14,205             18,464         11,452
 4/30/2000       13,721           14,195             18,211         11,458
 5/31/2000       13,704           14,255             17,857         11,472
 6/30/2000       13,860           14,460             18,559         11,532
 7/31/2000       14,089           14,558             19,009         11,559
 8/31/2000       14,319           14,710             19,486         11,559
 9/30/2000       14,265           14,823             19,531         11,619
10/31/2000       14,373           14,921             19,338         11,639
11/30/2000       14,682           15,137             19,632         11,646
12/31/2000       14,938           15,388             19,922         11,639
 1/31/2001       15,011           15,570             20,294         11,712
 2/28/2001       15,197           15,714             20,151         11,759
 3/31/2001       15,272           15,838             20,234         11,786
 4/30/2001       15,158           15,775             20,354         11,833
 5/31/2001       15,253           15,840             20,822         11,886
 6/30/2001       15,348           15,898             21,236         11,906
 7/31/2001       15,675           16,186             21,281         11,873
 8/31/2001       15,908           16,326             21,715         11,873
 9/30/2001       15,929           16,664             21,172         11,926
10/31/2001       16,479           16,917             22,010         11,886
11/30/2001       16,064           16,725             22,112         11,866
12/31/2001       15,963           16,644             22,412         11,819
 1/31/2002       16,064           16,690             22,770         11,846
 2/28/2002       16,185           16,828             23,471         11,893
 3/31/2002       15,940           16,571             23,118         11,960
 4/30/2002       16,166           16,867             23,647         12,027
 5/31/2002       16,187           16,983             23,660         12,027
 6/30/2002       16,308           17,190             23,280         12,034
 7/31/2002       16,619           17,533             23,021         12,047
 8/31/2002       17,057           17,717             23,991         12,087
 9/30/2002       17,350           18,057             23,946         12,107
10/31/2002       17,175           18,024             24,437         12,127
11/30/2002       17,106           17,856             24,959         12,127
12/31/2002       17,379           18,188             25,631         12,100
 1/31/2003       17,266           18,136             25,510         12,154
 2/28/2003       17,524           18,332             26,012         12,248
 3/31/2003       17,520           18,331             26,512         12,321
 4/30/2003       17,826           18,368             27,439         12,294
 5/31/2003       18,469           18,653             28,276         12,274
 6/30/2003       18,397           18,623             28,169         12,288
 7/31/2003       17,557           18,215             26,977         12,301
 8/31/2003       17,553           18,241             27,285         12,348
 9/30/2003       18,074           18,619             28,368         12,388
10/31/2003       17,885           18,437             28,051         12,375
11/30/2003       17,788           18,432             28,169         12,341
12/31/2003       17,971           18,571             28,556         12,328
 1/31/2004       18,156           18,663             28,853         12,388
 2/29/2004       18,346           18,836             29,446         12,455
 3/31/2004       18,490           18,969             30,008         12,535
 4/30/2004       17,792           18,540             28,636         12,575
 5/31/2004       17,671           18,487             28,460         12,649
 6/30/2004       17,695           18,526             28,557         12,689
 7/31/2004       17,915           18,652             29,132         12,669
 8/31/2004       18,260           18,925             30,127         12,676
 9/30/2004       18,359           18,934             30,214         12,702
10/31/2004       18,533           19,038             30,633         12,769


                              Cumulative Total Returns With Load         Average Annual Total Returns With Load

Periods Ending                                               Since                                        Since
October 31, 2004          1 Year 3 Years 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
North American
 Government Bond Fund -
 ISI Class A Shares       0.50%   9.07%  37.06%   85.33%     94.80%    0.50%   2.94%   6.51%    6.36%      5.82%
-------------------------------------------------------------------------------------------------------------------
North American
 Government Bond Fund -
 ISI Class C Shares       1.95%       -       -        -   0.21%/3/    1.95%       -       -        -   0.14%/3/
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Intermediate Treasury
 Index/4/                 3.26%  12.54%  36.09%   90.38%     98.94%    3.26%   4.02%   6.36%    6.65%      6.03%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Emerging
 Americas Index: Mexico
 Section/4/               9.21%  39.18%  86.81%  206.33%    246.79%    9.21%  11.65%  13.31%   11.85%     11.17%
-------------------------------------------------------------------------------------------------------------------
Consumer Price Index/5/   3.18%   7.42%  13.49%   27.69%     33.88%    3.18%   2.41%   2.56%    2.47%      2.51%
-------------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and sales charges, if applicable. ISI Class A Shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter.
/2/ ISI Class A shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.
/3/ ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Lehman Brothers Intermediate Treasury Index from May 31, 2003 through October 31, 2004 were 2.06% and 1.45%, respectively.
/4/ The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Lehman Brothers Emerging Americas Index:
    Mexico Section is an unmanaged sub-index of the Lehman Brothers Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The performance information in the graph and table above is quoted in US dollars. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/5/ The Consumer Price Index is a widely used measure of inflation.

ISI STRATEGY FUND - ISI SHARES PERFORMANCE COMPARISON/1/

                                    [CHART]

ISI Strategy Fund - ISI Shares, Dow Jones Wilshire 5000 (Full Cap) Index, Consumer Price Index and Lipper Flexible Portfolio Funds Average: Value of a $10,000 Investment (since inception/2/)


                                  Dow Jones                  Lipper Flexible
             ISI Strategy Fund  Wilshire 5000    Consumer       Portfolio
   Date        - ISI Shares     (Full Cap)Index  Price Index  Funds Average
----------   -----------------  -------------   -----------  ---------------
 9/16/1997        $ 9,700          $10,000         $10,000       $10,000
 9/30/1997          9,719           10,000          10,000        10,000
10/31/1997          9,554            9,667          10,025         9,781
11/30/1997          9,767            9,983          10,019         9,944
12/31/1997          9,933           10,168          10,006        10,079
 1/31/1998         10,020           10,223          10,025        10,145
 2/28/1998         10,459           10,967          10,043        10,605
 3/31/1998         10,810           11,516          10,062        10,964
 4/30/1998         10,878           11,653          10,081        11,049
 5/31/1998         10,761           11,343          10,099        10,928
 6/30/1998         11,044           11,741          10,112        11,146
 7/31/1998         10,887           11,483          10,124        11,004
 8/31/1998          9,992            9,695          10,137         9,894
 9/30/1998         10,483           10,328          10,149        10,284
10/31/1998         10,888           11,097          10,174        10,736
11/30/1998         11,337           11,796          10,174        11,155
12/31/1998         11,776           12,550          10,168        11,574
 1/31/1999         12,079           13,012          10,192        11,776
 2/28/1999         11,634           12,540          10,205        11,453
 3/31/1999         11,937           13,024          10,236        11,760
 4/30/1999         12,301           13,648          10,310        12,135
 5/31/1999         12,068           13,350          10,310        11,932
 6/30/1999         12,443           14,041          10,310        12,322
 7/31/1999         12,148           13,590          10,341        12,129
 8/31/1999         12,046           13,464          10,366        12,040
 9/30/1999         11,863           13,112          10,416        11,915
10/31/1999         12,282           13,946          10,434        12,292
11/30/1999         12,496           14,413          10,440        12,547
12/31/1999         12,953           15,507          10,440        13,161
 1/31/2000         12,649           14,864          10,472        12,814
 2/29/2000         12,869           15,196          10,534        13,056
 3/31/2000         13,498           16,099          10,620        13,628
 4/30/2000         13,056           15,260          10,627        13,308
 5/31/2000         12,804           14,727          10,639        13,103
 6/30/2000         13,183           15,377          10,695        13,421
 7/31/2000         13,098           15,063          10,720        13,313
 8/31/2000         13,734           16,157          10,720        13,920
 9/30/2000         13,289           15,403          10,775        13,566
10/31/2000         13,205           15,076          10,794        13,481
11/30/2000         12,491           13,576          10,800        12,918
12/31/2000         12,735           13,818          10,794        13,215
 1/31/2001         13,063           14,347          10,862        13,458
 2/28/2001         12,340           12,986          10,906        12,792
 3/31/2001         11,865           12,112          10,931        12,266
 4/30/2001         12,299           13,109          10,974        12,829
 5/31/2001         12,379           13,239          11,024        12,907
 6/30/2001         12,254           13,018          11,042        12,692
 7/31/2001         12,259           12,803          11,011        12,640
 8/31/2001         11,814           12,028          11,011        12,225
 9/30/2001         11,107           10,947          11,061        11,530
10/31/2001         11,416           11,226          11,024        11,758
11/30/2001         11,874           12,084          11,005        12,235
12/31/2001         12,006           12,301          10,962        12,342
 1/31/2002         11,903           12,149          10,986        12,197
 2/28/2002         11,765           11,899          11,030        12,057
 3/31/2002         12,087           12,420          11,092        12,369
 4/30/2002         11,814           11,813          11,154        12,069
 5/31/2002         11,768           11,674          11,154        12,012
 6/30/2002         11,193           10,854          11,160        11,417
 7/31/2002         10,618            9,978          11,173        10,808
 8/31/2002         10,745           10,036          11,210        10,900
 9/30/2002         10,041            9,029          11,228        10,200
10/31/2002         10,515            9,720          11,247        10,636
11/30/2002         10,885           10,306          11,247        11,040
12/31/2002         10,500            9,735          11,222        10,724
 1/31/2003         10,291            9,490          11,272        10,571
 2/28/2003         10,221            9,329          11,359        10,474
 3/31/2003         10,326            9,435          11,427        10,511
 4/30/2003         10,932           10,208          11,402        11,089
 5/31/2003         11,479           10,832          11,383        11,627
 6/30/2003         11,569           10,992          11,396        11,747
 7/31/2003         11,592           11,257          11,408        11,815
 8/31/2003         11,849           11,527          11,452        12,035
 9/30/2003         11,779           11,400          11,489        12,056
10/31/2003         12,246           12,096          11,476        12,521
11/30/2003         12,363           12,265          11,445        12,681
12/31/2003         12,722           12,816          11,433        13,152
 1/31/2004         12,956           13,101          11,489        13,350
 2/29/2004         13,120           13,292          11,551        13,535
 3/31/2004         13,046           13,149          11,625        13,487
 4/30/2004         12,788           12,870          11,663        13,166
 5/31/2004         12,847           13,047          11,731        13,243
 6/30/2004         13,045           13,319          11,768        13,466
 7/31/2004         12,752           12,811          11,749        13,127
 8/31/2004         12,881           12,853          11,756        13,204
 9/30/2004         13,084           13,082          11,780        13,401
10/31/2004         13,190           13,305          11,842        13,571


                                    Cumulative Total Returns With Load  Average Annual Total Returns With Load

Periods Ending                                                Since                                  Since
October 31, 2004                    1 Year 3 Years 5 Years Inception/2/ 1 Year  3 Years  5 Years  Inception/2/
ISI Strategy Fund - ISI
 Shares                              4.52% 12.05%   4.19%    31.90%      4.52%   3.87%    0.82%      3.96%
---------------------------------------------------------------------------------------------------------------

 Dow Jones Wilshire 5000 (Full Cap)
 Index/3/                           10.00% 18.53%  -4.59%    33.05%     10.00%   5.83%   -0.94%      4.11%
---------------------------------------------------------------------------------------------------------------
Consumer Price Index/4/              3.18%  7.42%  13.49%    18.42%      3.18%   2.41%    2.56%      2.41%
---------------------------------------------------------------------------------------------------------------
Lipper Flexible
 Portfolio
 Funds Average/5/                    7.67% 14.80%  10.96%    35.33%      7.67%   4.62%    1.80%      4.16%
---------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
/2/ The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.
/3/ The Dow Jones Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/4/ The Consumer Price Index is a widely used measure of inflation.
/5/ Lipper figures represent the average total returns by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. The Lipper Flexible Portfolio Funds category includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return.

SHAREHOLDER EXPENSE EXAMPLE

   As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for certain share classes, including sales charges (loads) on purchase payments or other distributions; and (2) ongoing costs, including management fees, Rule 12b-1 distribution fees for certain share classes and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The following example is based on $1,000 invested on May 1, 2004 and held for six months through October 31, 2004.

   ACTUAL EXPENSES - The "Actual Return" rows in the following table provide information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period. Each Fund charges IRA accounts an annual maintenance fee of $12, which is not included in the following table. If it was, the estimate of expenses you paid on an IRA account during the period would be higher, and your ending account value lower, by this amount.

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The "Hypothetical Return" rows in the following table provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund charges IRA accounts an annual maintenance fee of $12, which is not included in the following table. If it was, the estimate of expenses you paid on an IRA account during the period would be higher, and your ending account value lower, by this amount.

   Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the "Hypothetical Return" rows in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SHAREHOLDER EXPENSE EXAMPLE

                                      BEGINNING        ENDING      EXPENSES PAID ANNUALIZED
                                    ACCOUNT VALUE  ACCOUNT VALUE      DURING      EXPENSE
                                     MAY 1, 2004  OCTOBER 31, 2004  PERIOD/(1)/    RATIO
-------------------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND
Actual Return                         $1,000.00      $1,042.25         $3.59        0.70%
Hypothetical Return                   $1,000.00      $1,021.62         $3.56        0.70%

MANAGED MUNICIPAL FUND
Actual Return                         $1,000.00      $1,042.23         $4.36        0.85%
Hypothetical Return                   $1,000.00      $1,020.86         $4.32        0.85%

NORTH AMERICAN GOVERNMENT BOND FUND
ISI CLASS A SHARES
Actual Return                         $1,000.00      $1,041.67         $5.39        1.05%
Hypothetical Return                   $1,000.00      $1,019.86         $5.33        1.05%

NORTH AMERICAN GOVERNMENT BOND FUND
ISI CLASS C SHARES
Actual Return                         $1,000.00      $1,038.05         $9.12        1.78%
Hypothetical Return                   $1,000.00      $1,016.19         $9.02        1.78%

ISI STRATEGY FUND
Actual Return                         $1,000.00      $1,031.43         $4.95        0.97%
Hypothetical Return                   $1,000.00      $1,020.26         $4.93        0.97%

--------------------------------------------------------------------------------
(1)Equals the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, divided by 366 days.

ISI FUNDS

PORTFOLIO PROFILES (AS A % OF TOTAL PORTFOLIO INVESTMENTS)     OCTOBER 31, 2004

                 TOTAL RETURN US TREASURY FUND
                 US Treasury Obligations                 98.79%
                 Repurchase Agreements                    1.21%
                                                        -------
                                                        100.00%

                 MANAGED MUNICIPAL FUND
                 Aaa*                                    57.92%
                 Aa*                                     32.98%
                 Repurchase Agreements                    9.10%
                                                        -------
                                                        100.00%

                 *Ratings are based on Moody's Investor
                  Services, Inc.

                 NORTH AMERICAN GOVERNMENT BOND FUND
                 Canadian Securities                      5.64%
                 Mexican Securities                      14.65%
                 US Treasury Securities                  78.66%
                 Repurchase Agreements                    1.05%
                                                        -------
                                                        100.00%

                 ISI STRATEGY FUND
                 Basic Materials                          2.25%
                 Biotechnology                            1.73%
                 Business Services                        1.86%
                 Capital Goods                            3.59%
                 Consumer Cyclicals                       3.14%
                 Consumer Staples                         4.68%
                 Energy                                   7.18%
                 Finance                                 10.72%
                 Health Care                              7.18%
                 Information Services                     2.02%
                 Internet                                 4.07%
                 Retail                                   1.93%
                 Technology                               4.27%
                 Transportation                           3.92%
                 Utilities                                0.52%
                 US Treasury Securities                  32.47%
                 Repurchase Agreements                    8.47%
                                                        -------
                                                        100.00%

TOTAL RETURN US TREASURY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2004

                                          INTEREST        MATURITY            PAR              MARKET
  SECURITY                                  RATE            DATE             VALUE             VALUE
  ------------------------------------------------------------------------------------------------------
  US TREASURY OBLIGATIONS - 97.74%
   US Treasury Bond                       10.375%         11/15/12        $14,250,000       $ 17,336,016
   US Treasury Bond                        7.500%         11/15/24          4,000,000          5,396,875
   US Treasury Bond                        7.625%          2/15/25         11,500,000         15,717,266
   US Treasury Bond                        6.000%          2/15/26         11,500,000         13,277,109
   US Treasury Bond                        6.375%          8/15/27         28,000,000         33,871,250
   US Treasury Bond                        5.250%         11/15/28          4,200,000          4,431,000
   US Treasury Note                        2.000%         11/30/04         15,000,000         15,002,344
   US Treasury Note                        1.625%          3/31/05         26,500,000         26,454,453
   US Treasury Note                        2.750%          6/30/06         10,000,000         10,051,562
   US Treasury Note                        3.000%          2/15/08         15,000,000         15,051,563
   US Treasury Note                        5.500%          5/15/09         25,000,000         27,453,125
   US Treasury Note                        4.750%          5/15/14          6,000,000          6,345,000
                                                                                            ------------

       TOTAL US TREASURY OBLIGATIONS
         (COST $192,444,657)..........................................................       190,387,563
                                                                                            ------------

  REPURCHASE AGREEMENT - 1.19%
       JPMORGAN CHASE BANK, N.A.
         Dated 10/29/04, 1.500%, principal and interest in the amount of $2,326,291 due 11/1/04, collaterized by US Treasury Note, par value of $2,365,000, 4.000%,
         due 2/15/14 with a value of $2,374,938.......................................         2,326,000
                                                                                            ------------

       TOTAL REPURCHASE AGREEMENT
         (COST $2,326,000)............................................................         2,326,000
                                                                                            ------------

  TOTAL INVESTMENTS - 98.93%
         (COST $194,770,657)*..............................................................  192,713,563

  OTHER ASSETS IN EXCESS OF LIABILITIES - 1.07%............................................    2,076,096
                                                                                            ------------
  NET ASSETS - 100.00%..................................................................... $194,789,659
                                                                                            ============

--------------------------------------------------------------------------------
*Cost for Federal income tax purposes is $194,770,657 and the net unrealized appreciation (depreciation) on a tax basis consists of:

             Gross Unrealized Appreciation............... $ 1,682,399
             Gross Unrealized Depreciation...............  (3,739,493)
                                                          -----------
             Net Unrealized Appreciation (Depreciation).. $(2,057,094)
                                                          ===========

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2004

                                                                       RATING/1/
                                                     INTEREST MATURITY (MOODY'S/    PAR       MARKET
SECURITY                                               RATE     DATE     S&P)      VALUE      VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 90.20%
GENERAL OBLIGATIONS - 61.56%
Alexandria, VA, Capital Improvement.................  4.250%  6/15/21   Aaa/AAA  $3,300,000 $ 3,340,227
Arlington County, VA................................  5.000%  10/1/14   Aaa/AAA   2,000,000   2,193,960
Arlington County, VA................................  4.500%  1/15/28   Aaa/AAA   4,500,000   4,501,260
Cary, NC............................................  5.000%   3/1/18   Aaa/AAA   2,000,000   2,173,160
Charlotte, NC.......................................  5.000%   2/1/19   Aaa/AAA   2,300,000   2,497,570
Chesterfield County, VA.............................  5.000%  1/15/20   Aaa/AAA   1,000,000   1,075,170
Dallas, TX..........................................  4.000%  2/15/16   Aa1/AA+   2,450,000   2,478,518
Dallas, TX..........................................  4.500%  2/15/23   Aa1/AA+   3,500,000   3,513,825
Delaware State, Series A............................  4.200%   1/1/20   Aaa/AAA   1,675,000   1,691,985
Dupage County, IL, Jail Project.....................  5.600%   1/1/21   Aaa/AAA   1,600,000   1,884,736
Florida State, Board of Education, Public Education
  Capital Outlay, Series A..........................  5.125%   6/1/21   Aa2/AA+   1,000,000   1,062,530
Florida State, Board of Education, Public Education,
  Series I..........................................  4.125%   6/1/21   Aa2/AA+   3,000,000   2,971,440
Georgia State, Series D.............................  5.000%  10/1/17   Aaa/AAA     390,000     428,360
Guilford County, NC, Series B.......................  5.250%  10/1/16   Aa1/AAA   3,000,000   3,387,570
King County, WA, Series G...........................  5.000%  12/1/17   Aa1/AA+   2,565,000   2,742,985
Mecklenburg County, NC, Series A....................  4.250%   2/1/19   Aaa/AAA   2,000,000   2,042,520
Mecklenburg County, NC, Series A....................  4.000%   2/1/20   Aaa/AAA   3,000,000   2,987,970
Minneapolis, MN, Series B...........................  5.200%   3/1/13   Aa1/AAA   3,200,000   3,286,784
Minnesota State.....................................  5.500%   6/1/18   Aa1/AAA   2,000,000   2,249,440
Missouri State, Fourth State Building, Series A.....  4.125%  10/1/19   Aaa/AAA   2,000,000   2,020,160
Missouri State, Fourth State Building, Series A.....  5.000%   6/1/23   Aaa/AAA   2,000,000   2,100,560
Montgomery County, MD, Series A.....................  4.000%   5/1/21   Aaa/AAA   2,450,000   2,428,073
Montgomery County, MD, Series A.....................  5.000%   2/1/22   Aaa/AAA   2,750,000   2,939,475
North Carolina State, Public School Building........  4.600%   4/1/17   Aa1/AAA   5,000,000   5,259,550
Salt Lake City, UT, School District, Series A.......  4.500%   3/1/20    Aaa/NR   2,240,000   2,297,053
South Carolina State, Highway, Series B.............  5.000%   4/1/19   Aaa/AAA   1,000,000   1,075,930
South Carolina State, State Institutional, Series A.  5.300%   3/1/17   Aaa/AAA   1,700,000   1,898,764
Virginia State......................................  5.250%   6/1/16   Aaa/AAA   1,320,000   1,450,865
Washington State, Series E..........................  5.000%   7/1/22    Aa1/AA   2,000,000   2,097,700
                                                                                            -----------
                                                                                             70,078,140
                                                                                            -----------

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2004

                                                                  RATING/1/
                                                INTEREST MATURITY (MOODY'S/    PAR        MARKET
SECURITY                                          RATE     DATE     S&P)      VALUE       VALUE
---------------------------------------------------------------------------------------------------
OTHER REVENUE - 7.14%
Gwinnett County, GA, Water & Sewer Authority...  5.300%   8/1/20   Aaa/AAA  $1,250,000 $  1,372,612
Gwinnett County, GA, Water & Sewer Authority...  5.250%   8/1/24   Aaa/AAA   1,500,000    1,602,720
Gwinnett County, GA, Water & Sewer Authority,
  Series B.....................................  4.750%   8/1/21   Aaa/AAA   2,000,000    2,092,460
Texas, Water Development Board Revenue.........  4.750%  7/15/20   Aaa/AAA   3,000,000    3,060,630
                                                                                       ------------
                                                                                          8,128,422
                                                                                       ------------
PREREFUNDED ISSUES - 21.50%
Arlington, TX, Independent School District,
  2/15/05 @ 100................................  5.750%  2/15/21    Aaa/NR   3,535,000    3,576,748
Charlotte, NC, Water & Sewer System Revenue,
  6/1/09 @101..................................  5.250%   6/1/24   Aa1/AAA   1,600,000    1,798,320
Chesterfield Country, VA, 1/15/10 @ 100........  5.625%  1/15/14   Aaa/AAA   1,350,000    1,535,071
Chicago, IL, Metropolitan Water Reclamation
  District-Greater Chicago Capital Improvement,
  12/1/05 @ 100................................  6.300%  12/1/09   Aaa/AA+   1,000,000    1,048,340
Dallas, TX, 2/15/05 @ 100......................  5.000%  2/15/10   Aa1/AA+   1,750,000    1,766,783
Delaware State, Series A, 4/1/06 @ 100.........  5.125%   4/1/16   Aaa/AAA   2,150,000    2,248,513
Delaware State, Series A, 4/1/10 @ 100.........  5.500%   4/1/19   Aaa/AAA   2,500,000    2,836,650
Florida State, Transportation, 7/1/05 @ 101....  5.800%   7/1/18   Aa2/AAA   2,000,000    2,074,500
Georgia State, Series A, 10/1/10 @ 100.........  5.000%  10/1/17   Aaa/AAA   1,460,000    1,628,645
South Carolina State, Highway, Series B,
  7/1/06 @ 102.................................  5.650%   7/1/21   Aaa/AAA   1,260,000    1,362,110
Tennessee State, Series A, 3/1/05 @ 100........  5.500%   3/1/09    Aa2/AA   1,535,000    1,554,510
Tennessee State, Series A, 3/1/05 @ 100........  5.550%   3/1/10    Aa2/AA   1,000,000    1,012,880
Texas State, Series A, 4/1/05 @ 100............  6.000%  10/1/14    Aaa/AA   2,000,000    2,035,940
                                                                                       ------------
                                                                                         24,479,010
                                                                                       ------------

     TOTAL MUNICIPAL BONDS
       (COST $96,716,867)........................................................       102,685,572
                                                                                       ------------

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2004

                                                                                                               MARKET
               SECURITY                                                                                        VALUE
               ---------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS - 9.02%
                    JPMORGAN CHASE BANK, N.A.
                      Dated 10/29/04, 1.500%, principal and interest in the amount of $10,273,284 due 11/1/04, collateralized by US Treasury Note, par value of $10,435,000, 4.000%,
                      due 2/15/14 with a value of $10,478,850                                               $ 10,272,000
                                                                                                            ------------

                    TOTAL REPURCHASE AGREEMENT
                      (COST $10,272,000)..............................................................        10,272,000
                                                                                                            ------------

               TOTAL INVESTMENTS - 99.22%
                      (COST $106,988,867)*.................................................................  112,957,572

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.78%...............................................      886,237
                                                                                                            ------------
               NET ASSETS - 100.00%........................................................................ $113,843,809
                                                                                                            ============

--------------------------------------------------------------------------------
/1/The Moody's and Standard & Poor's ratings are unaudited.
Moody's Municipal Bond Ratings:
   AaaJudged to be of the best quality.
   Aa Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
S&P Municipal Bond Ratings:
   AAAOf the highest quality.
   AA The second strongest capacity for payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   NR Not Rated.
*Cost for Federal income tax purposes is $106,988,867 and the net unrealized appreciation (depreciation) on a tax basis consists of:

             Gross Unrealized Appreciation............... $5,992,154
             Gross Unrealized Depreciation...............    (23,449)
                                                          ----------
             Net Unrealized Appreciation (Depreciation).. $5,968,705
                                                          ==========

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2004

                                INTEREST MATURITY  PAR/NOMINAL     MARKET
    SECURITY                      RATE     DATE     VALUE/1/       VALUE
    ------------------------------------------------------------------------
    CANADIAN SECURITIES - 5.60%
     Canadian Government Bond    4.500%    9/1/07  C 14,800,000 $ 12,489,596
                                                                ------------

         TOTAL CANADIAN SECURITIES
           (COST $10,245,871).............................        12,489,596
                                                                ------------

    MEXICAN SECURITIES - 14.56%
     Mexican Bono/2/            10.500%   8/24/06  P 52,868,200    4,752,240
     Mexican Bono/2/             8.000%  12/28/06    30,686,400    2,640,322
     Mexican Bono/2/             9.000%  12/24/09    80,112,300    7,028,323
     Mexican Bono/2/            10.500%   7/14/11   160,487,300   14,446,152
     Mexican Bono/2/             9.000%  12/20/12    31,470,000    2,591,453
     Mexican Bono/2/             8.000%   12/7/23    14,599,800      994,221
                                                                ------------

         TOTAL MEXICAN SECURITIES
           (COST $35,778,161).............................        32,452,711
                                                                ------------

    US SECURITIES - 78.16%
     US Treasury Bond            7.625%   2/15/25 $  10,100,000   13,803,860
     US Treasury Bond            6.000%   2/15/26    11,500,000   13,277,109
     US Treasury Bond            6.375%   8/15/27    22,100,000   26,734,094
     US Treasury Bond            5.250%  11/15/28     4,300,000    4,536,500
     US Treasury Note            2.000%  11/30/04    11,500,000   11,501,797
     US Treasury Note            1.625%   3/31/05    20,000,000   19,965,625
     US Treasury Note            2.750%   6/30/06    10,000,000   10,051,562
     US Treasury Note            2.375%   8/15/06     2,000,000    1,996,250
     US Treasury Note            3.000%   2/15/08    16,100,000   16,155,344
     US Treasury Note            3.250%   8/15/08     5,500,000    5,544,687
     US Treasury Note            3.125%   9/15/08     2,000,000    2,005,937
     US Treasury Note            5.000%   2/15/11    19,500,000   21,060,000
     US Treasury Note            5.000%   8/15/11     6,500,000    7,020,000
     US Treasury Note            4.250%   8/15/13     9,750,000    9,964,805
     US Treasury Note            4.750%   5/15/14    10,000,000   10,575,000
                                                                ------------

         TOTAL US SECURITIES
           (COST $177,184,372)............................       174,192,570
                                                                ------------

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2004

                                                                                                              MARKET
                SECURITY                                                                                      VALUE
                -------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENT - 1.04%
                     JPMORGAN CHASE BANK, N.A.
                       Dated 10/29/04, 1.500%, principal and interest in the amount of $2,319,290 due 11/01/04, collaterized by US Treasury Note, par value of $2,360,000, 4.000%,
                       due 2/15/14 with a value of $2,369,917........................................      $  2,319,000
                                                                                                           ------------

                     TOTAL REPURCHASE AGREEMENT
                       (COST $2,319,000).............................................................         2,319,000
                                                                                                           ------------

                TOTAL INVESTMENTS - 99.36%
                       (COST $225,527,404)*...............................................................  221,453,877

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.64%.............................................    1,428,307
                                                                                                           ------------
                NET ASSETS - 100.00%...................................................................... $222,882,184
                                                                                                           ============

--------------------------------------------------------------------------------
/1/Par Value is shown in local currency: Canadian dollars (C), Mexican pesos
  (P) and US dollars ($).
/2/Bonos are fixed rate, local currency-denominated coupon bonds issued by the
  Mexican government.
*Cost for Federal income tax purposes is $225,527,404 and the net unrealized appreciation (depreciation) on a tax basis consists of:

            Gross Unrealized Appreciation............. $ 3,439,642
            Gross Unrealized Depreciation.............  (7,513,169)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $(4,073,527)
                                                       ===========

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2004

                                                         MARKET
              SECURITY                         SHARES    VALUE
              ----------------------------------------------------
              COMMON STOCK - 58.71%
              BASIC MATERIALS - 2.23%
              Air Products & Chemicals, Inc.      250 $     13,295
              Alcoa, Inc.                         712       23,140
              Allegheny Technologies, Inc.      1,300       21,853
              Archer-Daniels-Midland Co.        6,000      116,220
              Bowater, Inc.                       100        3,684
              Buckeye Technologies, Inc.+       3,400       35,870
              Caraustar Industries, Inc.+       2,400       35,688
              Cleveland-Cliffs, Inc.+             450       32,805
              Crown Holdings, Inc.+             4,600       52,210
              Dow Chemical Co.                    592       26,604
              Du Pont (E.I.) de Nemours & Co.   3,206      137,441
              FMC Corp.+                        2,100       92,085
              Massey Energy Co.                 4,900      131,957
              Monsanto Co.                        282       12,055
              Nucor Corp.                         200        8,446
              OM Group, Inc.+                   3,000       98,970
              Owens-Illinois, Inc.+               100        1,853
              PPG Industries, Inc.                200       12,750
              Praxair, Inc.                       300       12,660
              Quanex Corp.                        300       15,210
              Rohm & Haas Co.                     273       11,572
              Smurfit-Stone Container Corp.+    1,900       32,984
              Sonoco Products Co.                 270        7,195
              Temple-Inland, Inc.                 100        5,912
              United States Steel Corp.           516       18,948
              Weyerhaeuser Co.                    350       21,924
              Worthington Industries, Inc.      1,000       19,850
                                                      ------------
                                                         1,003,181
                                                      ------------
              BIOTECHNOLOGY - 1.72%
              Caremark Rx, Inc.+                6,431      192,737
              Invitrogen Corp.+                 5,000      289,500
              OSI Pharmaceuticals, Inc.+        4,493      291,955
                                                      ------------
                                                           774,192
                                                      ------------
              BUSINESS SERVICES - 1.85%
              Allied Waste Industries, Inc.+    5,600       45,696
              CCC Information Services Group+     548       10,039
              Cendant Corp.                     5,190      106,862
              Computer Sciences Corp.+          5,000      248,350
              First Data Corp.                  5,000      206,400
              IMS Health, Inc.                  5,000      105,900
              Interpublic Group of Cos., Inc.+  6,900       84,594
              ServiceMaster Co.                 1,100       14,124
              United Rentals, Inc.+               100        1,545

                                                           MARKET
            SECURITY                             SHARES    VALUE

            Weight Watchers International, Inc.+    160 $      5,747
                                                        ------------
                                                             829,257
                                                        ------------
            CAPITAL GOODS - 3.57%
            AGCO Corp.+                           3,100       60,202
            American Standard Cos., Inc.+           900       32,913
            Boeing Co.                              730       36,427
            Caterpillar, Inc.                       510       41,075
            Clarcor, Inc.                           100        4,930
            DDi Corp.+                            7,500       29,550
            Deere & Co.                             200       11,956
            Emerson Electric Co.                    460       29,463
            General Electric Co.                  9,414      321,206
            Harsco Corp.                             97        4,700
            Illinois Tool Works, Inc.               690       63,673
            Johnson Controls, Inc.                1,220       69,967
            Kennametal, Inc.                      1,600       74,448
            Manitowoc Co.                         5,000      176,500
            Navistar International Corp.+         5,000      172,750
            Orbital Sciences Corp.+               2,000       20,700
            Pitney Bowes, Inc.                      429       18,769
            Power-One, Inc.+                      1,300        9,126
            Rayovac Corp.+                        4,900      122,059
            Raytheon Co.                            200        7,296
            Sanmina-SCI Corp.+                    8,900       71,200
            Solectron Corp.+                      4,100       21,402
            Teleflex, Inc.                          100        4,379
            Terex Corp.+                          2,700      102,600
            Textron, Inc.                           200       13,630
            United Stationers, Inc.+                600       26,700
            URS Corp.+                            1,430       39,468
            York International Corp.                500       15,920
                                                        ------------
                                                           1,603,009
                                                        ------------
            CONSUMER CYCLICALS - 3.12%
            Black & Decker Corp.                    100        8,028
            Brunswick Corp.                         271       12,715
            Carnival Corp.                          196        9,910
            Centex Corp.                            400       20,776
            Dow Jones & Co., Inc.                   100        4,425
            Ford Motor Co.                       10,800      140,724
            General Motors Corp.                  2,545       98,110
            Genesis Intermedia, Inc.+^              600            -
            Genuine Parts Co.                     1,450       57,840
            Harley-Davidson, Inc.                   300       17,271
            Harrah's Entertainment, Inc.            200       11,704
            KB Home                                 200       16,450

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2004

                                                             MARKET
         SECURITY                                  SHARES    VALUE
         -----------------------------------------
         COMMON STOCK
         CONSUMER CYCLICALS (CONTINUED)
         Knight-Ridder, Inc.                          169 $     11,582
         Lear Corp.                                   300       16,176
         Lee Enterprises, Inc.                        100        4,632
         Lennar Corp. - Class A                       400       17,992
         Marriott International, Inc. - Class A       300       16,347
         Masco Corp.                                  210        7,195
         McGraw-Hill Cos., Inc.                       300       25,875
         Meredith Corp.                               100        4,900
         Mohawk Industries, Inc.+                     150       12,762
         New York Times Co. - Class A               5,000      200,250
         Pulte Homes, Inc.                            394       21,623
         Scholastic Corp.+                            600       18,192
         Scripps (E.W.) Co. - Class A                 600       28,632
         V.F. Corp.                                 5,200      279,916
         Washington Post Co. - Class B                 36       32,940
         Whirlpool Corp.                            5,200      305,500
                                                          ------------
                                                             1,402,467
                                                          ------------
         CONSUMER STAPLES - 4.66%
         Altria Group, Inc.                         2,171      105,207
         AmerisourceBergen Corp.                    5,000      275,200
         Anheuser-Busch Cos., Inc.                  3,202      159,940
         Cablevision Systems Corp.+                 3,325       68,428
         Clear Channel Communications, Inc.            85        2,839
         Clorox Co.                                   268       14,633
         Coca-Cola Co.                              5,612      228,184
         Colgate Palmolive Co.                        820       36,588
         ConAgra Foods, Inc.                          469       12,382
         COX Communications, Inc. - Class A+          701       24,142
         Dean Foods Co.+                            5,000      149,250
         Eastman Kodak Co.                          5,570      168,660
         Entercom Communications Corp.+               260        8,632
         Fortune Brands, Inc.                          38        2,767
         Kimberly-Clark Corp.                         514       30,670
         Liberty Media Corp. - Class A+             7,580       67,614
         Liberty Media International, Inc.+           379       13,663
         PepsiCo, Inc.                              2,711      134,411
         Procter & Gamble Co.                       7,644      391,220
         Sara Lee Corp.                               300        6,984
         Time Warner, Inc.+                         4,250       70,720
         Univision Communications, Inc. - Class A+  1,402       43,406
         Viacom, Inc. - Class B                     1,866       68,090
         Yum! Brands, Inc.                            180        7,830
                                                          ------------
                                                             2,091,460
                                                          ------------

                                                            MARKET
           SECURITY                               SHARES    VALUE

           ENERGY - 7.13%
           BP Prudhoe Bay Royalty Trust            5,000 $    223,850
           ChevronTexaco Corp.                    10,628      563,922
           ConocoPhillips                          4,325      364,641
           Devon Energy Corp.                      5,136      379,910
           Exxon Mobil Corp.                      14,763      726,635
           Input/Output, Inc.+                     6,400       44,736
           Lone Star Technologies+                 4,900      129,360
           Marathon Oil Corp.                      4,500      171,495
           Sunoco, Inc.                            1,513      112,507
           Valero Energy Corp.                    11,200      481,264
           Veritas DGC, Inc.+                        300        6,330
                                                         ------------
                                                            3,204,650
                                                         ------------
           FINANCE - 10.66%
           Affiliated Managers Group+                600       33,504
           Alliance Capital Management Holding LP    100        3,800
           AMBAC Financial Group, Inc.               250       19,515
           American Express Co.                    1,825       96,853
           American Home Mortgage Investment
            Corp.                                  5,000      138,150
           American International Group, Inc.      5,000      303,550
           Anworth Mortgage Asset Corp.           17,000      173,910
           Arthur J. Gallagher & Co.               5,000      140,500
           Associated Banc Corp.                     181        6,279
           AvalonBay Communities, Inc.               100        6,547
           Bank of America Corp.                   3,984      178,443
           Bank of Hawaii Corp.                    1,855       88,576
           Bank of New York Co., Inc.                670       21,748
           BB&T Corp.                              1,391       57,184
           Bear Stearns Cos., Inc.                   220       20,845
           Boston Properties, Inc.                   100        5,972
           Capital One Financial Corp.               150       11,064
           Citigroup, Inc.                         7,702      341,738
           City National Corp.                       100        6,890
           Comerica, Inc.                            250       15,377
           Commerce Bancorp, Inc.                    870       51,539
           Commerce Bancshares, Inc.                 132        6,481
           Equity Office Properties Trust            344        9,673
           Equity Residential                        200        6,670
           Fannie Mae                                652       45,738
           Fidelity National Financial, Inc.         520       19,625
           First Horizon National Corp.              100        4,328
           Franklin Resources, Inc.                  300       18,186
           Golden West Financial Corp.               300       35,076
           Health Care Property Investors, Inc.      200        5,566
           Host Marriott Corp.                     5,200       75,660

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2004

                                                          MARKET
             SECURITY                           SHARES    VALUE
             ------------------------------------------------------
             COMMON STOCK
             FINANCE (CONTINUED)
             IMPAC Mortgage Holdings, Inc.       5,100 $    115,311
             Irwin Financial Corp.               5,000      124,650
             iStar Financial, Inc.                 100        4,142
             J.P. Morgan Chase & Co.             2,580       99,588
             Jefferson-Pilot Corp.                 225       10,865
             Kimco Realty Corp.                  3,450      188,197
             La Quinta Corp.+                      100          805
             Legg Mason, Inc.                      300       19,113
             Lehman Brothers Holdings, Inc.      5,400      443,610
             Liberty Property Trust                100        4,055
             Lincoln National Corp.                100        4,380
             M&T Bank Corp.                        512       52,736
             MBIA, Inc.                            150        8,679
             MBNA, Inc.                          1,475       37,804
             Mellon Financial Corp.                210        6,069
             Mercantile Bankshares Corp.           100        4,874
             Mercury General Corp.                 100        5,143
             Merrill Lynch & Co., Inc.           6,120      330,113
             Moody's Corp.                       3,907      304,004
             Morgan Stanley                      2,481      126,754
             North Fork Bancorp., Inc.             386       17,023
             Northern Trust Corp.                  300       12,762
             Old Republic International Corp.      150        3,502
             PNC Financial Services Group, Inc.    460       24,058
             Public Storage, Inc.                  186        9,719
             Radian Group, Inc.                    200        9,586
             Regions Financial Corp.               546       19,154
             Rouse Co.                             100        6,670
             SEI Investments Co.                 1,000       35,990
             Simon Property Group, Inc.            100        5,832
             SLM Corp.                           1,250       56,575
             South Financial Group, Inc.         5,000      150,100
             St. Paul Travelers Cos., Inc.         100        3,396
             State Street Corp.                    300       13,515
             Student Loan Corp.                    810      118,665
             SunTrust Banks, Inc.                  602       42,369
             T. Rowe Price Group, Inc.             100        5,577
             TCF Financial Corp.                   200        6,304
             Torchmark Corp.                       200       10,804
             UnionBanCal Corp.                     200       12,150
             UnumProvident Corp.                 1,438       19,643
             US Bancorp                          2,473       70,753
             Valley National Bancorp               455       12,904

                                                        MARKET
               SECURITY                       SHARES    VALUE

               Wachovia Corp.                  1,867 $     91,875
               Washington Mutual, Inc.         1,084       41,962
               Westamerica Bancorp.              100        5,719
               Wilmington Trust Corp.            200        6,912
               WSFS Financial Corp.            2,350      127,617
               Zions Bancorp.                    100        6,617
                                                     ------------
                                                        4,787,632
                                                     ------------
               HEALTH CARE - 7.13%
               Abbott Laboratories             4,335      184,801
               Aetna, Inc.                     3,000      285,000
               Allergan, Inc.                    210       15,028
               Bausch & Lomb, Inc.               100        6,096
               Baxter International, Inc.        500       15,380
               Beckman Coulter, Inc.             100        5,950
               Becton Dickinson & Co.            200       10,500
               Beverly Enterprises, Inc.+      4,000       34,760
               Biomet, Inc.                      275       12,837
               Bristol-Myers Squibb Co.        3,805       89,151
               C.R. Bard, Inc.                   420       23,856
               Cigna Corp.                     5,100      323,646
               Dentsply International, Inc.      150        7,801
               Edwards Lifesciences Corp.+       380       12,988
               Eli Lilly & Co.                 2,396      131,564
               Guidant Corp.                   1,155       76,946
               HCA, Inc.                       2,560       94,029
               Health Net, Inc.+               1,820       44,153
               Henry Schein Inc.+                150        9,484
               Hospira, Inc.+                    933       29,772
               Humana, Inc.+                   1,800       34,470
               Johnson & Johnson               6,006      350,630
               Manor Care, Inc.                  460       15,060
               Medco Health Solutions, Inc.+   2,180       73,924
               Medtronic, Inc.                 2,670      136,464
               Merck & Co., Inc.              13,143      411,507
               Mylan Laboratories, Inc.          262        4,512
               Par Pharmaceutical Cos., Inc.+    700       27,615
               Pfizer, Inc.                   13,363      386,859
               Renal Care Group, Inc.+           150        4,734
               Schering-Plough Corp.             100        1,811
               Stryker Corp.                     600       25,854
               UnitedHealth Group, Inc.        2,349      170,068
               Watson Pharmaceuticals, Inc.+     100        2,803
               Wyeth                           3,630      143,930
                                                     ------------
                                                        3,203,983
                                                     ------------

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2004

                                                            MARKET
           SECURITY                               SHARES    VALUE
           ----------------------------------------------------------
           COMMON STOCK
           INFORMATION SERVICES - 2.01%
           Alltel Corp.                              377 $     20,709
           AT&T Corp.                              5,900      100,949
           BellSouth Corp.                         5,680      151,486
           Citizens Communications Co.            10,800      144,720
           Nextel Communications, Inc. - Class A+    430       11,391
           Nextel Partners, Inc. - Class A+        5,200       87,568
           SBC Communications, Inc.                4,900      123,774
           Sprint Corp.                            1,500       31,425
           Verizon Communications, Inc.            5,888      230,221
                                                         ------------
                                                              902,243
                                                         ------------
           INTERNET - 4.05%
           Amazon.Com, Inc.+                       1,942       66,280
           Ameritrade Holding Corp.+               4,200       54,684
           Cisco Systems, Inc.+                   19,057      366,085
           E*Trade Financial Corp.+                9,200      118,680
           eBay, Inc.+                             5,920      577,851
           Intuit, Inc.+                           6,817      309,219
           Netbank, Inc.                           1,059        9,828
           Sun Microsystems, Inc.+                 3,465       15,696
           VeriSign, Inc.+                         1,400       37,562
           Yahoo!, Inc.+                           7,236      261,871
                                                         ------------
                                                            1,817,756
                                                         ------------
           RETAIL - 1.92%
           Autonation, Inc.+                         234        4,032
           Autozone, Inc.+                           100        8,181
           Bed Bath & Beyond, Inc.+                  200        8,158
           Best Buy Co., Inc.                        304       18,003
           Costco Wholesale Corp.                    660       31,640
           CVS Corp.                                 272       11,821
           Gap, Inc.                               1,912       38,202
           Home Depot, Inc.                        1,520       62,442
           Kroger Co.+                             4,810       72,679
           Lowe's Cos., Inc.                       1,134       63,822
           May Department Stores Co.                 255        6,645
           Office Depot, Inc.+                       100        1,619
           RadioShack Corp.                          300        8,979
           Saks, Inc.                                380        4,644
           Target Corp.                            1,198       59,924
           Walgreen Co.                            1,525       54,732
           Wal-Mart Stores, Inc.                   7,566      407,959
                                                         ------------
                                                              863,482
                                                         ------------
           TECHNOLOGY - 4.24%
           Agilent Technologies, Inc.+             5,105      127,931
           Analog Devices, Inc.                      200        8,052

                                                           MARKET
           SECURITY                              SHARES    VALUE

           Applied Materials, Inc.+               3,630 $     58,443
           Corning, Inc.+                         1,645       18,835
           Dell, Inc.+                            4,691      164,466
           IBM                                    3,422      307,125
           Integrated Circuit Systems, Inc.+        210        4,736
           Intel Corp.                           10,874      242,055
           KLA-Tencor Corp.+                        200        9,106
           Linear Technology Corp.                1,361       51,555
           Maxtor Corp.+                          2,700        7,992
           Microsoft Corp.                       16,046      449,128
           Oracle Corp.+                          5,181       65,591
           Photronics, Inc.+                        100        1,755
           Qualcomm, Inc.                         4,688      196,005
           Texas Instruments, Inc.                5,615      137,287
           Xerox Corp.+                           1,745       25,774
           Xilinx, Inc.                           1,000       30,600
                                                        ------------
                                                           1,906,436
                                                        ------------
           TRANSPORTATION - 3.90%
           AMR Corp.+                             5,000       38,600
           CNF, Inc.                              5,000      218,900
           CSX Corp.                              5,000      182,500
           ExpressJet Holdings, Inc. - Class A+   1,500       16,680
           FedEx Corp.                            5,100      464,712
           Ryder Systems, Inc.                    1,900       95,190
           Union Pacific Corp.                    5,000      314,850
           United Parcel Service, Inc. - Class B  5,300      419,654
                                                        ------------
                                                           1,751,086
                                                        ------------
           UTILITIES - 0.52%
           American Electric Power Co., Inc.      3,550      116,901
           NiSource, Inc.                         2,200       47,190
           PPL Corp.                                 93        4,836
           Xcel Energy, Inc.                      3,800       64,980
                                                        ------------
                                                             233,907
                                                        ------------
           TOTAL COMMON STOCK
             (COST $22,823,768)                           26,374,741
                                                        ------------

           RIGHTS - 0.00%
           Seagate^+ (Cost $0)                      300            -
                                                        ------------

           WARRANTS - 0.00%
           MasoTech^+                               200            -
           Tokheim Corp.+                           500            1
                                                        ------------
           TOTAL WARRANTS
             (COST $8,109)                                         1
                                                        ------------

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2004

                                           INTEREST         MATURITY           PAR               MARKET
   SECURITY                                  RATE             DATE            VALUE              VALUE
   -------------------------------------------------------------------------------------------------------
   US TREASURY SECURITIES - 32.28%
    US Treasury Bond                        9.250%           2/15/16        $1,000,000        $  1,449,219
    US Treasury Bond                        8.750%           5/15/17         1,500,000           2,132,578
    US Treasury Bond                        5.250%          11/15/28         2,500,000           2,637,500
    US Treasury Note                        4.750%           5/15/14         3,000,000           3,172,500
    US Treasury Note                        2.000%          11/30/04         1,300,000           1,300,203
    US Treasury Note                        2.750%           6/30/06         2,500,000           2,512,891
    US Treasury Note                        5.500%           5/15/09           250,000             274,531
    US Treasury Note                        4.250%           8/15/13         1,000,000           1,022,031
                                                                                              ------------

        TOTAL US TREASURY SECURITIES
          (COST $13,972,343)............................................................        14,501,453
                                                                                              ------------

   REPURCHASE AGREEMENT - 8.43%
        JPMORGAN CHASE BANK, N.A.
          Dated 10/29/04, 1.500%, principal and interest in the amount of $3,785,473 due 11/01/04, collaterized by US Treasury Note, par value of $3,845,000, 4.000%,
          due 2/15/14 with a value of $3,861,158........................................         3,785,000
                                                                                              ------------
        TOTAL REPURCHASE AGREEMENT
          (COST $3,785,000).............................................................         3,785,000
                                                                                              ------------

   TOTAL INVESTMENTS IN SECURITIES - 99.42%
          (COST $40,589,220)*................................................................   44,661,195

   OTHER ASSETS IN EXCESS OF LIABILITIES - 0.58%.............................................      258,389
                                                                                              ------------
   NET ASSETS - 100.00%...................................................................... $ 44,919,584
                                                                                              ============

--------------------------------------------------------------------------------
+Non-income producing security.
^Security fair valued in good faith under procedures established by and under the general supervision of the Fund's Board of Directors.
*Cost for Federal income tax purposes is $40,800,903; the difference between book basis and tax basis net unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales. The net net unrealized appreciation (depreciation) on a tax basis consists of:

             Gross Unrealized Appreciation............... $ 5,153,708
             Gross Unrealized Depreciation...............  (1,293,416)
                                                          -----------
             Net Unrealized Appreciation (Depreciation).. $ 3,860,292
                                                          ===========

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES                           OCTOBER 31, 2004

                                                                         TOTAL RETURN US    MANAGED
                                                                          TREASURY FUND  MUNICIPAL FUND
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
   In securities, at market value
     (cost $192,444,657 and $96,716,867, respectively)..................  $190,387,563    $102,685,572
   Repurchase agreement
     (cost $2,326,000 and $10,272,000, respectively)....................     2,326,000      10,272,000
 Cash...................................................................           554              21
 Receivables:
   Capital shares sold..................................................       112,600           3,085
   Interest.............................................................     2,753,141       1,180,255
 Prepaid expenses.......................................................         9,851           4,288
                                                                          ------------    ------------
 Total assets...........................................................   195,589,709     114,145,221
                                                                          ------------    ------------
LIABILITIES:
 Payables:
   Capital shares redeemed..............................................       373,866               -
   Dividends............................................................       267,571         180,545
 Accrued Liabilities:
   Investment advisory fees.............................................        38,847          38,531
   Distribution fees....................................................        41,243          24,082
   Accrued expenses and other...........................................        78,523          58,254
                                                                          ------------    ------------
 Total liabilities......................................................       800,050         301,412
                                                                          ------------    ------------
Net assets..............................................................  $194,789,659    $113,843,809
                                                                          ============    ============
COMPONENTS OF NET ASSETS:
 Paid in capital........................................................  $197,596,775    $108,262,348
 Distributions in excess of net investment income.......................      (750,022)       (376,802)
 Accumulated net realized gain (loss) from investment transactions......             -         (10,442)
 Net unrealized appreciation (depreciation) on investments..............    (2,057,094)      5,968,705
                                                                          ------------    ------------
Net assets..............................................................  $194,789,659    $113,843,809
                                                                          ============    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
 ISI Shares (115,000,000 and 55,000,000 shares authorized, respectively)    20,360,630      10,434,907
                                                                          ------------    ------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
 ISI Shares (net assets / shares of beneficial interest outstanding)....  $       9.57    $      10.91
                                                                          ------------    ------------
MAXIMUM OFFERING PRICE PER SHARE:
 ISI Shares ($9.57 / 0.97 and $10.91 / 0.97, respectively)..............  $       9.87    $      11.25
                                                                          ------------    ------------

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES                           OCTOBER 31, 2004

                                                                                        NORTH AMERICAN
                                                                                          GOVERNMENT
                                                                                          BOND FUND    ISI STRATEGY FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments:
    In securities, at market value (cost $223,208,404 and $36,804,220, respectively)...  $219,134,877     $40,876,195
    Repurchase agreement (cost $2,319,000 and $3,785,000, respectively)................     2,319,000       3,785,000
  Cash.................................................................................           338           1,581
  Receivables:
    Capital shares sold................................................................       207,065          47,524
    Interest and dividends.............................................................     2,671,250         285,187
  Prepaid expenses.....................................................................         7,703           8,287
                                                                                         ------------     -----------
  Total assets.........................................................................   224,340,233      45,003,774
                                                                                         ------------     -----------
LIABILITIES:
  Payables:
    Capital shares redeemed............................................................       616,808          16,162
    Dividends..........................................................................       575,681               -
  Accrued Liabilities:
    Investment advisory fees...........................................................        75,958          18,235
    Distribution fees..................................................................        81,328           9,381
    Shareholder servicing fees.........................................................         3,836               -
    Accrued expenses and other.........................................................       104,438          40,412
                                                                                         ------------     -----------
  Total liabilities....................................................................     1,458,049          84,190
                                                                                         ------------     -----------
Net assets.............................................................................  $222,882,184     $44,919,584
                                                                                         ============     ===========
COMPONENTS OF NET ASSETS:
    Paid in capital....................................................................  $228,901,585     $42,970,551
    Undistributed (distributions in excess of) net investment income...................    (1,187,078)         59,501
    Accumulated net realized loss from investment and foreign currency transactions....      (750,796)     (2,182,443)
    Net unrealized appreciation (depreciation) on investments and foreign currencies...    (4,081,527)      4,071,975
                                                                                         ------------     -----------
Net assets.............................................................................  $222,882,184     $44,919,584
                                                                                         ============     ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
    ISI Class A Shares (50,000,000 shares authorized)..................................    27,561,326               -
                                                                                         ------------     -----------
    ISI Class C Shares (5,000,000 shares authorized)...................................     2,515,224               -
                                                                                         ------------     -----------
    ISI Shares (25,000,000 shares authorized)..........................................             -       4,006,273
                                                                                         ------------     -----------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
  (net assets / shares of beneficial interest outstanding)
    ISI Class A Shares (based on net assets of $204,265,740)...........................  $       7.41     $         -
                                                                                         ------------     -----------
    ISI Class C Shares (based on net assets of $18,616,444)............................  $       7.40     $         -
                                                                                         ------------     -----------
    ISI Shares.........................................................................  $          -     $     11.21
                                                                                         ------------     -----------
MAXIMUM OFFERING PRICE PER SHARE:
    ISI Class A Shares ($7.41 / 0.97)..................................................  $       7.64     $         -
                                                                                         ------------     -----------
    ISI Shares ($11.21 / 0.97).........................................................  $          -     $     11.56
                                                                                         ------------     -----------

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS                    FOR THE YEAR ENDED OCTOBER 31, 2004

                                                                   TOTAL RETURN US    MANAGED
                                                                    TREASURY FUND  MUNICIPAL FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest.........................................................   $6,763,743      $5,181,422
                                                                     ----------      ----------
EXPENSES:
 Investment advisory fees.........................................      494,817         471,785
 Distribution fees................................................      522,891         294,864
 Administration fees..............................................      145,588          82,651
 Transfer agent fees..............................................       88,901          30,678
 Custody fees.....................................................       12,587           8,237
 Professional fees................................................       75,750          58,197
 Accounting fees..................................................       27,873          26,511
 Printing and shareholder reports.................................        8,461           5,604
 Registration fees................................................       24,538          27,708
 Directors' fees..................................................       21,167          11,560
 Miscellaneous....................................................       14,789          11,157
                                                                     ----------      ----------
   Total expenses.................................................    1,437,362       1,028,952
                                                                     ----------      ----------
 Net investment income............................................    5,326,381       4,152,470
                                                                     ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) from investment transactions............      172,261         (10,442)
 Net change in unrealized appreciation/depreciation on investments    3,675,803         538,387
                                                                     ----------      ----------
 Net realized and unrealized gain (loss) on investments...........    3,848,064         527,945
                                                                     ----------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS............................   $9,174,445      $4,680,415
                                                                     ==========      ==========

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS                    FOR THE YEAR ENDED OCTOBER 31, 2004

                                                                       NORTH AMERICAN
                                                                         GOVERNMENT
                                                                         BOND FUND    ISI STRATEGY FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest.............................................................  $10,647,851      $  433,851
 Dividends............................................................            -         400,362
                                                                        -----------      ----------
   Total income.......................................................   10,647,851         834,213
                                                                        -----------      ----------
EXPENSES:
 Investment advisory fees.............................................    1,001,732         164,081
 Distribution fees:
   ISI Class A Shares.................................................      934,499               -
   ISI Class C Shares.................................................      126,061               -
   ISI Shares.........................................................            -         102,550
 Administration fees..................................................      172,663          37,429
 Transfer agent fees:
   ISI Class A Shares.................................................      121,833               -
   ISI Class C Shares.................................................       10,992               -
   ISI Shares.........................................................            -          22,720
 Custody fees.........................................................       84,152          18,697
 Professional fees....................................................       89,118          49,328
 Accounting fees......................................................       40,469          25,312
 Shareholder servicing fees:
   ISI Class C Shares.................................................       42,020               -
 Printing and shareholder reports.....................................       11,048           3,939
 Registration fees....................................................       58,098          26,347
 Directors' fees......................................................       25,437           3,678
 Miscellaneous........................................................       20,757           5,197
                                                                        -----------      ----------
   Total expenses.....................................................    2,738,879         459,278
                                                                        -----------      ----------
 Net investment income................................................    7,908,972         374,935
                                                                        -----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
 Net realized gain (loss) from:
   Investment transactions............................................   (2,926,496)      1,784,906
   Foreign currency transactions......................................       29,789               -
 Net change in unrealized appreciation/depreciation on investments and
   foreign currencies.................................................    2,950,949         601,917
                                                                        -----------      ----------
 Net realized and unrealized gain (loss) on investments and foreign
   currencies.........................................................       54,242       2,386,823
                                                                        -----------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS................................  $ 7,963,214      $2,761,758
                                                                        ===========      ==========

                      See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE YEARS ENDED OCTOBER 31,
                                                                            ------------------------------
                                                                                2004            2003
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income..................................................... $  5,326,381    $  6,263,843
 Net realized gain on investment transactions..............................      172,261      13,569,304
 Net change in unrealized appreciation/depreciation on investments.........    3,675,803     (13,632,522)
                                                                             ------------    ------------
 Increase in net assets from operations....................................    9,174,445       6,200,625
                                                                             ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.....................................................   (5,093,609)     (6,137,746)
 Net realized gain on investments..........................................   (7,452,894)     (6,288,671)
 Return of capital.........................................................   (4,778,172)              -
                                                                             ------------    ------------
 Total distributions.......................................................  (17,324,675)    (12,426,417)
                                                                             ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares..............................................    8,438,737      19,262,461
 Dividend reinvestments....................................................   11,673,042       7,616,844
 Cost of shares redeemed...................................................  (46,198,502)    (54,554,409)
                                                                             ------------    ------------
 Decrease in net assets from capital share transactions....................  (26,086,723)    (27,675,104)
                                                                             ------------    ------------
 Total decrease in net assets..............................................  (34,236,953)    (33,900,896)

NET ASSETS:
 Beginning of year.........................................................  229,026,612     262,927,508
                                                                             ------------    ------------
 End of year (including distributions in excess of net investment income of
   $750,022 and $982,794, respectively).................................... $194,789,659    $229,026,612
                                                                             ============    ============
SHARE TRANSACTIONS:
 Shares sold...............................................................      876,475       1,898,497
 Shares issued to shareholders on reinvestment of dividends................    1,214,305         750,559
 Shares redeemed...........................................................   (4,827,307)     (5,382,976)
                                                                             ------------    ------------
 Decrease in shares from capital share transactions........................   (2,736,527)     (2,733,920)
                                                                             ============    ============

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE YEARS ENDED OCTOBER 31,
                                                                            ------------------------------
                                                                                2004            2003
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income..................................................... $  4,152,470    $  3,881,685
 Net realized gain (loss) on investment transactions.......................      (10,442)        458,899
 Net change in unrealized appreciation/depreciation on investments.........      538,387        (439,966)
                                                                             ------------    ------------
 Increase in net assets from operations....................................    4,680,415       3,900,618
                                                                             ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.....................................................   (4,831,949)     (4,545,840)
 Net realized gain on investments..........................................            -        (458,899)
                                                                             ------------    ------------
 Total distributions.......................................................   (4,831,949)     (5,004,739)
                                                                             ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares..............................................   23,397,588      18,611,488
 Dividend reinvestments....................................................    2,803,487       2,602,438
 Cost of shares redeemed...................................................  (19,283,681)    (16,229,802)
                                                                             ------------    ------------
 Increase in net assets from capital share transactions....................    6,917,394       4,984,124
                                                                             ------------    ------------
 Total increase in net assets..............................................    6,765,860       3,880,003

NET ASSETS:
 Beginning of year.........................................................  107,077,949     103,197,946
                                                                             ------------    ------------
 End of year (including distributions in excess of net investment income of
   $376,802 and $394,270, respectively).................................... $113,843,809    $107,077,949
                                                                             ============    ============
SHARE TRANSACTIONS:
 Shares sold...............................................................    2,132,728       1,688,868
 Shares issued to shareholders on reinvestment of dividends................      258,162         236,891
 Shares redeemed...........................................................   (1,785,569)     (1,476,733)
                                                                             ------------    ------------
 Increase in shares from capital share transactions........................      605,321         449,026
                                                                             ============    ============

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE YEARS ENDED OCTOBER 31,
                                                                                ------------------------------
                                                                                    2004            2003
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income........................................................ $  7,908,972    $  8,320,234
  Net realized gain (loss) on investment and foreign currency transactions.....   (2,896,707)     14,360,348
  Net change in unrealized appreciation/depreciation on investments
   and foreign currencies......................................................    2,950,949     (11,632,023)
                                                                                 ------------    ------------
  Increase in net assets from operations.......................................    7,963,214      11,048,559
                                                                                 ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:/1/
  Net investment income:
   ISI Class A Shares..........................................................   (4,897,323)     (9,700,209)
   ISI Class C Shares..........................................................     (320,142)       (193,281)
  Net realized gain on investments:
   ISI Class A Shares..........................................................   (2,733,166)    (11,503,958)
   ISI Class C Shares..........................................................     (151,110)        (87,250)
  Return of capital:
   ISI Class A Shares..........................................................  (10,681,891)              -
   ISI Class C Shares..........................................................     (698,284)              -
                                                                                 ------------    ------------
  Total distributions..........................................................  (19,481,916)    (21,484,698)
                                                                                 ------------    ------------
CAPITAL SHARE TRANSACTIONS:/1/
  Proceeds from sale of shares:
   ISI Class A Shares..........................................................   23,239,002      66,866,368
   ISI Class C Shares..........................................................    7,255,836      14,038,549
  Dividend reinvestments:
   ISI Class A Shares..........................................................   10,083,386      11,214,133
   ISI Class C Shares..........................................................      590,444         155,876
  Cost of shares redeemed:
   ISI Class A Shares..........................................................  (86,037,048)    (57,844,825)
   ISI Class C Shares..........................................................   (2,051,441)       (168,139)
                                                                                 ------------    ------------
  Increase (decrease) in net assets from capital share transactions............  (46,919,821)     34,261,962
                                                                                 ------------    ------------
  Total increase (decrease) in net assets......................................  (58,438,523)     23,825,823

NET ASSETS:
   Beginning of year...........................................................  281,320,707     257,494,884
                                                                                 ------------    ------------
   End of year (including distributions in excess of net investment income of
    $1,187,078 and $1,732,674, respectively)................................... $222,882,184    $281,320,707
                                                                                 ============    ============
SHARE TRANSACTIONS:/1/
  Shares sold:
   ISI Class A Shares..........................................................    3,060,803       8,402,353
   ISI Class C Shares..........................................................      956,786       1,758,597
  Shares issued to shareholders on reinvestment of dividends:
   ISI Class A Shares..........................................................    1,343,772       1,416,957
   ISI Class C Shares..........................................................       78,912          19,950
  Shares redeemed:
   ISI Class A Shares..........................................................  (11,482,700)     (7,262,057)
   ISI Class C Shares..........................................................     (277,253)        (21,768)
                                                                                 ------------    ------------
  Increase (decrease) in shares from capital share transactions:
   ISI Class A Shares..........................................................   (7,078,125)      2,557,253
                                                                                 ============    ============
   ISI Class C Shares..........................................................      758,445       1,756,779
                                                                                 ============    ============

--------------------------------------------------------------------------------
/1/On May 16, 2003, the Fund commenced the offering of ISI Class C Shares and
   ISI Shares were redesignated as ISI Class A Shares.

                      See Notes to Financial Statements.

ISI STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE YEARS ENDED OCTOBER 31,
                                                                   ------------------------------
                                                                       2004            2003
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income............................................ $   374,935     $   175,912
 Net realized gain (loss) on investment transactions..............   1,784,906         (75,683)
 Net change in unrealized appreciation/depreciation on investments     601,917       3,392,601
                                                                    -----------     -----------
 Increase in net assets from operations...........................   2,761,758       3,492,830
                                                                    -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income............................................    (330,186)       (174,119)
                                                                    -----------     -----------
 Total distributions..............................................    (330,186)       (174,119)
                                                                    -----------     -----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares.....................................  21,196,828      10,757,570
 Dividend reinvestments...........................................     287,106         151,755
 Cost of shares redeemed..........................................  (9,257,446)     (3,890,270)
                                                                    -----------     -----------
 Increase in net assets from capital share transactions...........  12,226,488       7,019,055
                                                                    -----------     -----------
 Total increase in net assets.....................................  14,658,060      10,337,766

NET ASSETS:
 Beginning of year................................................  30,261,524      19,923,758
                                                                    -----------     -----------
 End of year (including undistributed net investment income of
   $59,501 and $14,752, respectively)............................. $44,919,584     $30,261,524
                                                                    ===========     ===========
SHARE TRANSACTIONS:
 Shares sold......................................................   1,942,633       1,088,564
 Shares issued to shareholders on reinvestment of dividends.......      25,905          16,233
 Shares redeemed..................................................    (845,666)       (415,768)
                                                                    -----------     -----------
 Increase in shares from capital share transactions...............   1,122,872         689,029
                                                                    ===========     ===========

                      See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

ISI SHARES

                                                                 FOR THE YEARS ENDED OCTOBER 31,
                                                        ------------------------------------------------
                                                          2004      2003      2002      2001      2000
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year.................... $   9.92  $  10.18  $  10.20  $   9.57  $   9.35
                                                        --------  --------  --------  --------  --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.................................  0.24/1/      0.23      0.35      0.45      0.50
 Net realized and unrealized gain (loss) on investments     0.19      0.01      0.20      0.82      0.38
                                                        --------  --------  --------  --------  --------
 Total from investment operations......................     0.43      0.24      0.55      1.27      0.88
                                                        --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
 Net investment income.................................    (0.23)    (0.25)    (0.40)    (0.45)    (0.50)
 Net realized gain on investments......................    (0.33)    (0.25)    (0.17)        -         -
 Return of capital.....................................    (0.22)        -         -     (0.19)    (0.16)
                                                        --------  --------  --------  --------  --------
 Total distributions...................................    (0.78)    (0.50)    (0.57)    (0.64)    (0.66)
                                                        --------  --------  --------  --------  --------
 Net asset value, end of year.......................... $   9.57  $   9.92  $  10.18  $  10.20  $   9.57
                                                        ========  ========  ========  ========  ========

TOTAL RETURN/2/........................................     4.64%     2.30%     5.78%    13.57%     9.49%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)...................... $194,790  $229,027  $262,928  $149,588  $136,728
 Ratios to average daily net assets:
   Net investment income...............................     2.56%     2.50%     3.64%     4.51%     5.10%
   Expenses............................................     0.69%     0.67%     0.74%     0.78%     0.82%
 Portfolio turnover rate...............................       31%      125%      129%       61%       15%

--------------------------------------------------------------------------------
/1/Calculated using the average shares outstanding for the period.
/2/Total return excludes the effect of sales charges.

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

ISI SHARES

                                                                FOR THE YEARS ENDED OCTOBER 31,
                                                        ----------------------------------------------
                                                          2004      2003      2002      2001     2000
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year.................... $  10.89  $  11.00  $  10.99  $ 10.47  $ 10.12
                                                        --------  --------  --------  -------  -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.................................  0.38/1/      0.40      0.45     0.45     0.47
 Net realized and unrealized gain (loss) on investments     0.08      0.01      0.09     0.55     0.36
                                                        --------  --------  --------  -------  -------
 Total from investment operations......................     0.46      0.41      0.54     1.00     0.83
                                                        --------  --------  --------  -------  -------

LESS DISTRIBUTIONS:
 Net investment income.................................    (0.44)    (0.47)    (0.45)   (0.45)   (0.47)
 Net realized gain on investments......................        -     (0.05)    (0.08)   (0.03)   (0.01)
                                                        --------  --------  --------  -------  -------
 Total distributions...................................    (0.44)    (0.52)    (0.53)   (0.48)   (0.48)
                                                        --------  --------  --------  -------  -------
 Net asset value, end of year.......................... $  10.91  $  10.89  $  11.00  $ 10.99  $ 10.47
                                                        ========  ========  ========  =======  =======

TOTAL RETURN/2/........................................     4.26%     3.89%     5.11%    9.76%    8.44%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)...................... $113,844  $107,078  $103,198  $66,105  $65,233
 Ratios to average daily net assets:
   Net investment income...............................     3.53%     3.66%     3.92%    4.18%    4.60%
   Expenses after waivers and/or reimbursements........     0.88%     0.89%     0.94%    0.93%    0.90%
   Expenses before waivers and/or reimbursements.......     0.88%     0.89%     0.96%    0.99%    1.01%
 Portfolio turnover rate...............................       17%       11%       11%      21%      22%

--------------------------------------------------------------------------------
/1/Calculated using the average shares outstanding for the period.
/2/Total return excludes the effect of sales charges.

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

ISI CLASS A SHARES/1/


                                            FOR THE YEARS ENDED  APRIL 1, 2002
                                                OCTOBER 31,        THROUGH    FOR THE YEARS ENDED MARCH 31,
                                            ------------------   OCTOBER 31,    ---------------------------
                                              2004      2003       2002/2/             2002       2001      2000
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period...... $   7.73  $   8.03    $   7.80     $   8.17   $   8.07  $  8.42
                                            --------  --------    --------     --------   --------  -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.....................  0.24/3/      0.25        0.18         0.38       0.44     0.49
 Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions............................     0.03      0.07        0.41        (0.03)      0.38    (0.12)
                                            --------  --------    --------     --------   --------  -------
 Total from investment operations..........     0.27      0.32        0.59         0.35       0.82     0.37
                                            --------  --------    --------     --------   --------  -------

LESS DISTRIBUTIONS:
 Net investment income.....................    (0.16)    (0.29)      (0.17)       (0.41)     (0.47)   (0.49)
 Net realized gain on investments..........    (0.08)    (0.33)      (0.07)       (0.23)     (0.13)       -
 Return of capital.........................    (0.35)        -       (0.12)       (0.08)     (0.12)   (0.23)
                                            --------  --------    --------     --------   --------  -------
 Total distributions.......................    (0.59)    (0.62)      (0.36)       (0.72)     (0.72)   (0.72)
                                            --------  --------    --------     --------   --------  -------
 Net asset value, end of period............ $   7.41  $   7.73    $   8.03     $   7.80   $   8.17  $  8.07
                                            ========  ========    ========     ========   ========  =======

TOTAL RETURN/4/............................     3.62%     4.14%       7.75%/5/     4.38%     10.74%    4.82%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s).......... $204,266  $267,756    $257,495     $220,629   $117,445  $61,697
 Ratios to average daily net assets:
   Net investment income...................     3.22%     3.03%       3.84%/6/     4.60%      5.62%    5.59%
   Expenses after waivers and/or
     reimbursements........................     1.05%     1.09%       1.01%/6/     1.13%      1.24%    1.25%
   Expenses before waivers and/or
     reimbursements........................     1.05%     1.09%       1.01%/6/     1.13%      1.24%    1.41%
 Portfolio turnover rate...................       47%      152%         95%/5/      136%        89%      32%

--------------------------------------------------------------------------------
/1/On May 16, 2003, ISI Shares were redesignated as ISI Class A Shares.
/2/The Fund changed its fiscal year end from March 31 to October 31. /3/Calculated using the average shares outstanding for the period.
/4/Total return excludes the effect of sales charges.
/5/Total return and portfolio turnover for less than one year are not annualized.
/6/Annualized.

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

ISI CLASS C SHARES

                                                                             FOR THE YEAR ENDED MAY 16, 2003/1/
                                                                                OCTOBER 31,         THROUGH
                                                                                    2004        OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period.......................................      $   7.72          $  8.20
                                                                                  --------          -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income......................................................       0.19/2/             0.17
 Net realized and unrealized gain (loss) on investments and foreign currency
   transactions.............................................................          0.02            (0.38)
                                                                                  --------          -------
 Total from investment operations...........................................          0.21            (0.21)
                                                                                  --------          -------

LESS DISTRIBUTIONS:
 Net investment income......................................................         (0.14)           (0.21)
 Net realized gain on investments...........................................         (0.08)           (0.06)
 Return of capital..........................................................         (0.31)               -
                                                                                  --------          -------
 Total distributions........................................................         (0.53)           (0.27)
                                                                                  --------          -------
 Net asset value, end of period.............................................      $   7.40          $  7.72
                                                                                  ========          =======

TOTAL RETURN/3/.............................................................          2.91%           (2.62)%/4/

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)...........................................      $ 18,616          $13,565
 Ratios to average daily net assets:
   Net investment income....................................................          2.50%            3.32%/5/
   Expenses after waivers and/or reimbursements.............................          1.77%            1.85%/5/
   Expenses before waivers and/or reimbursements............................          1.77%            2.12%/5/
 Portfolio turnover rate....................................................            47%             152%/4/

--------------------------------------------------------------------------------
/1/Commencement of operations.
/2/Calculated using the average shares outstanding for the period.
/3/Total return excludes the effect of sales charges.
/4/Total return and portfolio turnover for less than one year are not annualized.
/5/Annualized.

                      See Notes to Financial Statements.

ISI STRATEGY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

ISI SHARES


                                         FOR THE YEARS ENDED  JUNE 1, 2002
                                            OCTOBER 31,         THROUGH    FOR THE YEARS ENDED MAY 31,
                                         -----------------     OCTOBER 31, ---------------------------
                                           2004       2003      2002/1/       2002      2001      2000
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period... $  10.50   $  9.08    $ 10.23      $ 10.89   $ 12.15   $ 11.91
                                         --------   -------    -------      -------   -------   -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income..................  0.10/2/      0.08       0.05         0.12      0.25      0.26
 Net realized and unrealized gain (loss)
   on investments.......................     0.70      1.42      (1.14)       (0.66)    (0.62)     0.46
                                         --------   -------    -------      -------   -------   -------
 Total from investment operations.......     0.80      1.50      (1.09)       (0.54)    (0.37)     0.72
                                         --------   -------    -------      -------   -------   -------

LESS DISTRIBUTIONS:
 Net investment income..................    (0.09)    (0.08)     (0.06)       (0.12)    (0.27)    (0.24)
 Net realized gains on investments......        -         -          -            -     (0.62)    (0.24)
                                         --------   -------    -------      -------   -------   -------
 Total distributions....................    (0.09)    (0.08)     (0.06)       (0.12)    (0.89)    (0.48)
                                         --------   -------    -------      -------   -------   -------
 Net asset value, end of period......... $  11.21   $ 10.50    $  9.08      $ 10.23   $ 10.89   $ 12.15
                                         ========   =======    =======      =======   =======   =======

TOTAL RETURN/3/.........................     7.71%    16.47%    (10.65)%/4/   (4.93)%   (3.32)%    6.09%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)....... $ 44,920   $30,262    $19,924      $24,398   $27,051   $36,544
 Ratios to average daily net assets:
   Net investment income................     0.92%     0.77%      1.18%/5/     1.14%     2.09%     2.10%
   Expenses after waivers and/or
     reimbursements.....................     1.12%     1.30%      1.30%/5/     1.19%     1.00%     1.00%
   Expenses before waivers and/or
     reimbursements.....................     1.12%     1.79%      1.99%/5/     1.42%     1.38%     1.31%
 Portfolio turnover rate................       66%       60%        12%/4/       72%       57%       59%

--------------------------------------------------------------------------------
/1/The Fund changed its fiscal year end from May 31 to October 31.
/2/Calculated using the average shares outstanding for the period.
/3/Total return excludes the effect of sales charges.
/4/Total return and portfolio turnover for less than one year are not annualized.
/5/Annualized.

                      See Notes to Financial Statements.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

  Total Return US Treasury Fund, Inc. ('Total Return'), Managed Municipal Fund, Inc. ('Managed Municipal'), North American Government Bond Fund, Inc. ('North American') and ISI Strategy Fund, Inc. ('Strategy'), (each a 'Fund' and collectively, the 'Funds') are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

  Total Return's investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income. Managed Municipal's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is to maximize total return through a combination of long-term growth of capital and current income.

  Total Return, Managed Municipal and Strategy currently offer ISI Shares to investors. North American offers ISI North American Government Bond Fund Class A Shares ('ISI Class A Shares') and ISI North American Government Bond Fund Class C Shares ('ISI Class C Shares'). ISI Shares and North American's ISI Class A Shares are subject to a maximum front-end sales charge of 3.00%. A sales charge of 1.00% is imposed on the sale of North American's ISI Class C Shares if redeemed within the first year of purchase.

  Total Return, Managed Municipal and Strategy are authorized to issue 115,000,000, 55,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class C Shares at $0.001 par value.

B. VALUATION OF SECURITIES

  Exchange traded securities for which market quotations are readily available are valued on each Fund business day using the last reported sales price or official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the last bid and last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

  When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Boards of Directors (the 'Board'). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Funds value their investments. Other examples include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds). Market prices are also deemed to be unreliable when an event has occurred between the close of the principal foreign market on which a security trades and the time for determination of the net asset value of a Fund which is holding that security, if the event is likely to affect the Fund's net asset value per share.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS


  In such cases, the administrator consults with the investment advisor to determine the methodology for valuing the security, including information and sources of information that may be used to value the security. This information is referred to the Fund's Board which values the security based upon the information or which assigns the security such other value as it may determine.

  As of October 31, 2004, Strategy had fair valued securities, which are footnoted accordingly in the Fund's schedule of investments.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS

  Total Return declares a dividend daily, and Managed Municipal and North American declare monthly dividends at fixed rates approved by the Funds' Board. To the extent that their net investment income and short-term capital gains are less than the approved fixed rate, some of their dividends may be paid from long-term capital gains or as a return of shareholder capital. Strategy declares dividends quarterly from its net investment income. An additional distribution of net realized short-term and long-term capital gains earned by the Funds, if any, may be made annually to the extent they exceed capital loss carryforwards. The Funds record dividends and distributions on the ex-dividend date.

E. FEDERAL INCOME TAXES

  Each Fund has a policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income to shareholders. Accordingly, no Federal income taxes have been accrued.

F. FOREIGN CURRENCY TRANSLATION

  The Funds maintain their accounting records in US dollars. North American determines the US dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, North American uses the prevailing exchange rate on valuation date. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

  Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign bonds and foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid.

G. FORWARD FOREIGN CURRENCY CONTRACTS

  North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS


  The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates. As of October 31, 2004, there were no open forward currency contracts.

H. REPURCHASE AGREEMENTS

  The Funds may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income securities to the Funds and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

I. ESTIMATES

  In preparing its financial statements in conformity with US generally accepted accounting principles, management makes estimates and assumptions. Actual results may be different.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

  International Strategy & Investment, Inc. ('ISI') is the Funds' Advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund's gross interest income. Managed Municipal, North American and Strategy each pay ISI an annual fee based on their average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.40%.

  ISI has contractually agreed to waive its fees and/or reimburse expenses of North American through February 28, 2005, to the extent necessary, to limit the expenses of ISI Class C Shares to 1.85% of the class' average daily net assets. ISI has contractually agreed to waive its fees and/or reimburse expenses of Strategy through February 28, 2005, to the extent necessary, to limit all expenses to 1.30% of its average daily net assets. For the year ended October 31, 2004, there were no fees waived.

  Los Angeles Capital Management and Equity Research, Inc. is Strategy's Sub-Advisor and is responsible for managing the common stocks in the Fund's portfolio. The Sub-Advisor is paid by ISI, not the Fund.

  Forum Administrative Services, LLC ('FAdS'), Forum Accounting Services, LLC ('FAcS'), and Forum Shareholder Services, LLC ('FSS') serve as the Funds' Administrator, Accountant, and Transfer Agent, respectively. For their services, these companies receive a combined fee based on average net assets (subject to a minimum monthly fee) and monthly fees per open account. Asset-based fees are calculated daily and all fees are paid monthly.

  Certain officers and directors of the Funds are also officers or directors of ISI or FAdS. These persons are not paid by the Funds for serving in these capacities.

  The Northern Trust Company is the Funds' Custodian.

  ISI Group, Inc. ('ISI Group'), an affiliate of ISI, is the Distributor for the Funds. Total Return, Managed Municipal and Strategy each pay ISI Group a fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of their average daily net assets. North American's ISI Class A Shares and ISI Class C Shares pay ISI Group a fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

annual rate of 0.40% and 0.75% of their average daily net assets, respectively.

  ISI Group also acts as the Shareholder Servicing Agent for the North American ISI Class C Shares. North American ISI Class C Shares pays ISI Group a fee, pursuant to an agreement, that is calculated daily and paid monthly at the annual rate of 0.25% of its average daily net assets.

  For the year ended October 31, 2004, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal, and Strategy of $9,011, $13,384 and $17,937, respectively, and $36,934 on sales of ISI Class A Shares of North American.

NOTE 3 - FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

  The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with Federal tax regulations, which may differ from US generally accepted accounting principles. These book/tax differences may be either temporary or permanent. To the extent they are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain as appropriate, in the period that the differences arose. The reclassifications have no impact on the net assets of the Funds. As of October 31, 2004, the following reclassifications were made to the statement of assets and liabilities:

            -------------------------------------------------------
                                        Accumulated  Undistributed
                              Paid-in-  Net Realized Net Investment
                              Capital       Gain         Income
            -------------------------------------------------------
            Managed Municipal (696,947)          -        696,947

            North American           -   2,145,911     (2,145,911)
            -------------------------------------------------------

  Managed Municipal's reclassification was primarily a result of distributions in excess of earnings. North American's reclassification was the result of foreign currency losses.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS


  The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from US generally accepted accounting principles. Distributions during the fiscal years ended October 31, 2004 and 2003 were characterized for tax purposes as follows:

--------------------------------------------------------------------------------------------------------
                                                                    Long-Term
                     Ordinary Income       Tax-Exempt Income      Capital Gains      Return of Capital
--------------------------------------------------------------------------------------------------------
                       October 31,            October 31,          October 31,          October 31,
                       -----------            -----------          -----------          -----------
                     2004       2003        2004       2003       2004      2003      2004       2003
                     ----       ----        ----       ----       ----      ----      ----       ----

Total Return      $9,554,624 $12,426,417 $        - $        - $2,991,879 $      - $ 4,778,172 $       -
Managed Municipal    787,393     353,407  4,044,556  4,192,433          -  458,899           -         -
North American     5,217,465  20,991,999          -          -  2,884,276  492,699  11,380,175         -
Strategy             330,186     174,119          -          -          -        -           -         -
--------------------------------------------------------------------------------------------------------

  As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

----------------------------------------------------------------------------------------
                                  Undistributed                Unrealized
                   Undistributed    Long-Term   Capital Loss  Appreciation
                  Ordinary Income Capital Gains Carryforward (Depreciation)    Total
----------------------------------------------------------------------------------------

Total Return          $     -      $        -   $         -   $(2,057,094)  $(2,057,094)
Managed Municipal           -               -       (10,442)    5,968,705     5,958,263
North American              -               -      (750,796)   (4,081,527)   (4,832,323)
Strategy               59,502               -    (1,970,751)    3,860,292     1,949,043
----------------------------------------------------------------------------------------

  The difference between book basis and tax basis unrealized appreciation (depreciation) for Strategy is primarily due to wash sales.

  Managed Municipal's and North American's capital loss carryforwards of $10,442 and $750,796, respectively, expire in 2012. Strategy's capital loss carryforwards of $95,684 and $1,875,067 expire in 2009 and 2010, respectively. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the year ended October 31, 2004, Strategy utilized $1,631,267 of capital loss carryforwards.

  The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended October 31, 2004 were as follows:

       -------------------------------------------------------------------------
                         Non-US Government Obligations US Government Obligations
       -------------------------------------------------------------------------
                          Purchases        Sales        Purchases      Sales

       Total Return      $         -    $         -    $50,353,817  $44,297,228
       Managed Municipal  20,233,317     18,298,728              -            -
       North American     20,771,144     41,714,393     70,217,426   59,521,992
       Strategy           22,901,624     20,415,600     10,856,805    2,032,180
       -------------------------------------------------------------------------

NOTE 4 - MARKET AND CREDIT RISK

  North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in US government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the US economy or the prices of US government securities in the same manner. In addition, the value of bonds issued by non-US governments may be affected by adverse international political and economic developments that may not impact the value of US government securities.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
  Total Return US Treasury Fund, Inc.
  Managed Municipal Fund, Inc.
  North American Government Bond Fund, Inc.
  ISI Strategy Fund, Inc.

  We have audited the accompanying statements of assets and liabilities of Total Return US Treasury Fund, Inc., Managed Municipal Fund, Inc., North American Government Bond Fund, Inc. and ISI Strategy Fund, Inc. (the "Funds"), including the schedules of investments, as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended with respect to Total Return US Treasury Fund, Inc. and Managed Municipal Fund, Inc., the financial highlights for each of the periods presented from April 1, 2001 through October 31, 2004 with respect to North American Government Bond Fund, Inc., and the financial highlights for each of the periods presented from June 1, 2001 through October 31, 2004 with respect to ISI Strategy Fund, Inc. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Total Return US Treasury Fund, Inc. and Managed Municipal Fund, Inc. for the year ended October 31, 2000 were audited by other auditors whose report dated December 8, 2000, expressed an unqualified opinion on those financial highlights. The financial highlights of North American Government Bond Fund, Inc. for the years presented through March 31, 2001 were audited by other auditors whose report dated April 27, 2001, expressed an unqualified opinion on those financial highlights. The financial highlights of ISI Strategy Fund, Inc. for the years presented through May 31, 2001 were audited by other auditors whose report dated June 29, 2001, expressed an unqualified opinion on those financial highlights.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds at October 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended with respect to Total Return US Treasury Fund, Inc. and Managed Municipal Fund, Inc., the financial highlights for each of the periods presented from April 1, 2001 through October 31, 2004 with respect to North American Government Bond Fund, Inc., and the financial highlights for each of the periods presented from June 1, 2001 through October 31, 2004 with respect to ISI Strategy Fund, Inc., in conformity with US generally accepted accounting principles.

/s/
New York, New York
December 15, 2004

FUND DIRECTORS AND OFFICERS

-----------------------------------------------------------------------------------------------------------
   NAME, BIRTH DATE AND                         BUSINESS EXPERIENCE AND DIRECTORSHIPS
POSITION WITH THE FUND/1/                              DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------------------
  Joseph R. Hardiman       Private Equity Investor (1997 to present); Director, Soundview Technology
     5/27/37               Group, Inc. (investment banking) (July 1998 to present); Corvis Corp. (optical
     Director since 1998.  networks) (July 2000 to present); The Nevis Fund (registered investment company) (July 1999 to present); Brown Investment Advisory & Trust Company
                           (February 2001 to present), and certain funds in the Scudder Funds (formerly the
                           Deutsche Asset Management Family of Funds) (registered investment companies)
                           (March 1998 to present). Formerly, Director, Circon Corp. (medical instruments)
                           (November 1998 to January 1999); President and Chief Executive Officer, The
                           National Association of Securities Dealers, Inc. and The NASDAQ Stock Market,
                           Inc. (1987 to 1997); Director, Flag Investors Emerging Growth Fund, Inc. and
                           Flag Investors Short-Intermediate Income Fund, Inc. (registered investment companies) (resigned 2000).
-----------------------------------------------------------------------------------------------------------
  W. Murray Jacques        President, WMJ Consulting, LLC (real estate investment management company)
     3/28/36               (1999 to present); Chairman, Saint David's School (2002 to present). Formerly,
     Director since 2002.  Chairman and Chief Executive Officer, VIB Management, Inc. (asset management company) (1994 to 1999); VIB N.V. (1994 to 1995) (real estate investment company); Trustee, Fifth Avenue Presbyterian Church (1991 to
                           1995); Jacques & Kurdziel, Inc. (real estate investment management company)
                           (1983 to 1994).
-----------------------------------------------------------------------------------------------------------
  Louis E. Levy            Director, Household International (banking and finance) (1992 to present) and
     11/16/32              certain funds in the Scudder Funds (formerly Deutsche Asset Management Family
     Director since 1994.  of Funds) (registered investment companies) (1993 to present). Formerly,
                           Chairman of the Quality Control Inquiry Committee, American Institute of
                           Certified Public Accountants (1992 to 1998); Director, Kimberly-Clark Corp.,
                           (personal consumer products) (retired 2000) and Partner, KPMG Peat Marwick,
                           (retired 1990).
-----------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------
  Edward S. Hyman*         Chairman, International Strategy & Investment, Inc. (registered investment
     4/8/45                advisor) (1991 to present); Chairman and President, International Strategy &
     Director since 1991.  Investment Group, Inc. (registered broker-dealer) (1991 to present).
-----------------------------------------------------------------------------------------------------------
  R. Alan Medaugh          President, International Strategy & Investment, Inc. (registered investment
     8/20/43               advisor) (1991 to present); Director, International Strategy & Investment Group,
     President since 1991. Inc. (registered investment advisor) (1991 to present).

FUND DIRECTORS AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------------
          NAME, BIRTH DATE AND                                   BUSINESS EXPERIENCE AND DIRECTORSHIPS
        POSITION WITH THE FUND/1/                                       DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
  Nancy Lazar                             Executive Vice President, Assistant Treasurer and Secretary of International
     8/1/57                               Strategy & Investment, Inc. (registered investment advisor) (1991 to present);
     Vice President since 1997.           Executive Vice President, Assistant Treasurer and Secretary of International
                                          Strategy & Investment Group, Inc. (registered broker-dealer) (1991 to present).
-----------------------------------------------------------------------------------------------------------------------------
  Thomas D. Stevens/2/                    Chief Executive Officer and President, Los Angeles Capital Management and
     5/27/49                              Equity Research, Inc. (registered investment advisor) (March 2002 to present).
     Vice President since 1997.           Formerly, Senior Vice President and Principal, Wilshire Associates Inc. (registered investment advisor) (1980 to 2002); Chief Investment Officer, Wilshire Asset
                                          Management (registered investment advisor) (1980 to 1999).
-----------------------------------------------------------------------------------------------------------------------------
  Carrie L. Butler                        Managing Director, International Strategy & Investment, Inc. (registered
     5/1/67                               investment advisor) (2000 to present). Formerly, Assistant Vice President,
     Vice President since 1991.           International Strategy & Investment, Inc. (registered investment advisor) (1991 to
                                          2000).
-----------------------------------------------------------------------------------------------------------------------------
  Edward J. Veilleux                      President, EJV Financial Services, LLC; Officer of various investment companies
     8/26/43                              for which EJV Financial Services provides consulting and compliance services.
     Vice President since 1992.           Formerly, Trustee Devcap Trust (registered investment company) (2000 to 2003);
                                          Director, Deutsche Asset Management (formerly B.T. Alex Brown, Inc.) (October
                                          1965 to May 2002); Executive Vice President, Investment Company Capital
                                          Corp. (May 1987 to May 2002).
-----------------------------------------------------------------------------------------------------------------------------
  Stephen V. Killorin/3/                  Executive Managing Director and Chief Financial Officer, International Strategy
     6/27/53                              & Investment, Inc. (registered investment advisor) (December 2000 to present);
     Vice President since 2002.           Executive Managing Director and Chief Financial Officer, International Strategy
     Treasurer and Chief Compliance       & Investment Group, Inc. (registered broker-dealer) (December 2000 to present);
     Officer since 2004.                  Formerly, Controller, Sanford C. Bernstein & Co., Inc. (registered investment advisor) (November 1999 to December 2000) and Managing Director, Deutsche
                                          Bank (May 1994 to November 1999).
-----------------------------------------------------------------------------------------------------------------------------
  Margaret M. Beeler                      Managing Director, International Strategy & Investment, Inc. (registered
     3/1/67                               investment advisor) (July 2004 to present). Formerly, Associate Managing
     Assistant Vice President since 1996. Director (2000 to July 2004) and Assistant Vice President (1996 to 2000),
     Secretary since 2004.                International Strategy & Investment, Inc. (registered investment advisor);
                                          Marketing Representative, US Healthcare, Inc. (1995 to 1996); Sales Manager,
                                          Donna Maione, Inc. (1994 to 1995) and Deborah Wiley California (1989 to
                                          1994).

FUND DIRECTORS AND OFFICERS

----------------------------------------------------------------------------------------------------------------------------
          NAME, BIRTH DATE AND                                  BUSINESS EXPERIENCE AND DIRECTORSHIPS
        POSITION WITH THE FUND/1/                                      DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS
----------------------------------------------------------------------------------------------------------------------------
  Keith C. Reilly                         Managing Director, International Strategy & Investment, Inc. (registered
     6/2/66                               investment advisor) (2000 to present). Formerly, Assistant Vice President,
     Assistant Vice President since 1996. International Strategy & Investment, Inc. (registered investment advisor) (1996 to
                                          2000); Select Private Banking Officer, Assistant Manager, Chemical Bank (1995
                                          to 1996); Financial Consultant, Dreyfus Corp. (1989 to 1995).
----------------------------------------------------------------------------------------------------------------------------
  Dana A. Lukens                          General Counsel, Forum Administrative Services, LLC (fund administrator) (2001
     4/23/62                              to present). Formerly, General Counsel, Clareon Corp. (money transmitter) (2000
     Assistant Secretary since 2003.      to 2001); Associate, Drummond Woodsum & MacMahon (law firm) (1998 to
                                          2000); Officer of various registered investment companies for which Forum
                                          Financial Group, LLC ("Forum") (a fund services company acquired by Citigroup
                                          Global Transaction Services "Citigroup" in 2003) or its affiliates serve as fund accountant, administrator and/or distributor.
----------------------------------------------------------------------------------------------------------------------------
  Frederick Skillin                       Senior Vice President, Financial Control, Citigroup (2003 to present); Senior
     5/27/58                              Manager, Corporate Finance, Forum (1994 to 2004); Officer of various registered
     Assistant Treasurer since 2004.      investment companies for which Forum or its affiliates serve as fund accountant, administrator and/or distributor.
----------------------------------------------------------------------------------------------------------------------------

*Considered to be an "interested person" as defined in the Investment Company
 Act, because of his employment with the Advisor and the Distributor.
/1/The mailing address of each Director and Executive Officer with respect to
   Fund operations is 535 Madison Avenue, 30th Floor, New York, New York 10022. /2/Thomas D. Stevens is an officer only for the ISI Strategy Fund, Inc.
/3/On December 2, 2004, Stephen V. Killorin was voted Chief Financial Officer of the Funds.

  Except for Mr. Stevens, each of the above named persons serves in the capacity noted above for each fund in the Fund Complex. The Funds' Statements of Additional Information include additional information about the Funds' directors and officers. To receive your free copy of the Statements of Additional Information, call toll-free: (800) 955-7175.

NOTICE TO SHAREHOLDERS

PROXY VOTING INFORMATION

  A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy's portfolio is available, without charge and upon request, by calling (800) 955-7175. The Fund's proxy voting record for the 12-month period ended June 30, 2004 is available, without charge and upon request, by calling (800) 955-7175. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

  Total Return, Managed Municipal and North American are not required to adopt proxy voting policies and procedures under the applicable rule.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

  Effective June 30, 2004, the Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED OCTOBER 31, 2004:

  The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

-----------------------------------------------------------------------------------------
                                                % of Ordinary Income
                                                 Distributions that  % of Ordinary Income
                    Long-Term   % of Tax-Exempt   Qualify for the     Distributions that
                  Capital Gain      Income      Corporate Dividends  Qualify as Qualified
                  Distributions  Distributions   Received Deduction    Dividend Income
-----------------------------------------------------------------------------------------
Total Return       $2,991,879            -                  -                    -
Managed Municipal           -        83.70%                 -                    -
North American      2,884,276            -                  -                    -
Strategy                    -            -             100.00%              100.00%
-----------------------------------------------------------------------------------------

[LOGO]

DIRECTORS AND OFFICERS

EDWARD S. HYMAN    THOMAS D. STEVENS*
CHAIRMAN           VICE PRESIDENT
R. ALAN MEDAUGH    STEPHEN V. KILLORIN
PRESIDENT          VICE PRESIDENT
JOSEPH R. HARDIMAN TREASURER
DIRECTOR           CHIEF COMPLIANCE OFFICER
W. MURRAY JACQUES  CHIEF FINANCIAL OFFICER
DIRECTOR           MARGARET M. BEELER
LOUIS E. LEVY      ASSISTANT VICE PRESIDENT
DIRECTOR           SECRETARY
NANCY R. LAZAR     KEITH C. REILLY
VICE PRESIDENT     ASSISTANT VICE PRESIDENT
CARRIE L. BUTLER   FREDERICK SKILLIN
VICE PRESIDENT     ASSISTANT TREASURER
EDWARD J. VEILLEUX DANA A. LUKENS
VICE PRESIDENT     ASSISTANT SECRETARY

                   *Thomas D. Stevens is an
                    officer for only the ISI Strategy Fund.

INVESTMENT ADVISOR

ISI, INC.
535 MADISON AVENUE, 30TH FLOOR
NEW YORK, NY 10022
(800) 955-7175

SHAREHOLDER SERVICING AGENT

FORUM SHAREHOLDER SERVICES, LLC
TWO PORTLAND SQUARE
PORTLAND, ME 04101
(800) 882-8585

DISTRIBUTOR

ISI GROUP, INC.
535 MADISON AVENUE, 30TH FLOOR
NEW YORK, NY 10022
(800) 955-7175

ITEM 2. CODE OF ETHICS.
As of the end of the period covered by this report, Total Return U.S. Treasury Fund, Inc. has adopted a code of ethics as defined in Item 2 of Form N-CSR, which applies to its President and Treasurer. A copy of the code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's Board has determined that Louis E. Levy is an "audit committee financial expert". Mr. Levy is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees accrued for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $21,600 in 2003 and $23,100 in 2004.

(b) Audit-Related Fees - There were no audit-related fees billed to the Registrant in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2003 and $3,000 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) (1) The Registrant's Audit Committee is responsible for pre-approving all audit and permissible non-audit services rendered to the Registrant.

(e) (2) 0.00%

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $3,000 in 2003 and $3,000 in 2004. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) If the Registrant's investment adviser has engaged the Registrant's auditor for non-audit services and the engagement relates directly to the operations and financial reporting of the Registrant, the Audit Committee does consider such engagement in evaluating the independence of the Registrant's auditor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS.
Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not Applicable

ITEM 10. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit furnished herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        TOTAL RETURN U.S. TREASURY FUND, INC.


By       /s/ R. Alan Medaugh
         -----------------------------------
         R. Alan Medaugh, President


Date     January 7, 2005
         -----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ R. Alan Medaugh
         -----------------------------------
         R. Alan Medaugh, President


Date     January 7, 2005
         -----------------------------------


By       /s/ Stephen V. Killorin
         -----------------------------------
         Stephen V. Killorin, Treasurer


Date     January 7, 2005
         -----------------------------------